UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2023

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Aperture New World Opportunities Fund

Aperture Endeavour Equity Fund

Aperture Discover Equity Fund

Aperture International Equity Fund

ANNUAL REPORT

DECEMBER 31, 2023

Investment Adviser:

Aperture Investors, LLC

The Funds file their complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT within sixty days after period end. The Funds’ Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available after August 30 (i) without charge, upon request, by calling 1-888-514-7557; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2023 (Unaudited)

Aperture New World Opportunities Fund – The Board of Trustees of the Trust, at the recommendation of the Adviser, approved a Plan of Liquidation on November 29, 2023, providing for the liquidation of the Aperture New World Opportunities Fund’s assets and the distribution of the net proceeds pro rata to the Aperture New World Opportunities Fund’s shareholders. In connection therewith, the Aperture New World Opportunities Fund was closed to investments from new and existing shareholders effective as of October 11, 2023. The Aperture New World Opportunities Fund ceased operations and liquidated on January 31, 2024.

Comparison of Change in the Value of a $10,000 Investment in the Aperture New World Opportunities Fund, Institutional Shares, versus Bloomberg EM USD Aggregate 1-5 Year Total Return Index Value Unhedged USD.

*The Aperture New World Opportunities Fund commenced operations on March 18, 2019.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2023 (Unaudited)

Bloomberg EM USD Aggregate 1-5 Year Total Return Index Value Unhedged USD is a hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate EM issuers with 1 to 4.9999 years of remaining maturity. Country eligibility and classification as Emerging Markets is rules-based and reviewed annually using World Bank income group and International Monetary Fund (IMF) country classifications.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2023 (Unaudited)

Aperture Endeavour Equity Fund – The Board of Trustees of the Trust, at the recommendation of the Adviser, approved a Plan of Liquidation on November 29, 2023, providing for the liquidation of the Aperture Endeavour Equity Fund’s assets and the distribution of the net proceeds pro rata to the Aperture Endeavour Equity Fund’s shareholders. In connection therewith, the Aperture Endeavour Equity Fund was closed to investments from new and existing shareholders effective as of October 11, 2023. The Aperture Endeavour Equity Fund ceased operations and liquidated on January 16, 2024.

Comparison of Change in the Value of a $10,000 Investment in the Aperture Endeavour Equity Fund, Institutional Shares, versus the MSCI ACWI hedged to USD Net Total Return Index.

* The Aperture Endeavour Equity Fund commenced operations on September 30, 2019.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2023 (Unaudited)

MSCI ACWI hedged to USD Net Total Return Index represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI ACWI Index, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid-cap stocks across 23 Developed Markets (DM) countries and 26 Emerging Markets (EM) countries.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
DECEMBER 31, 2023 (Unaudited)

Aperture Discover Equity Fund – The Board of Trustees of the Trust, at the recommendation of the Adviser, approved a Plan of Liquidation on November 29, 2023, providing for the liquidation of the Aperture Discover Equity Fund’s assets and the distribution of the net proceeds pro rata to the Aperture Discover Equity Fund’s shareholders. In connection therewith, the Aperture Discover Equity Fund was closed to investments from new and existing shareholders effective as of October 11, 2023. The Aperture Discover Equity Fund ceased operations and liquidated on January 16, 2024.

Comparison of Change in the Value of a $10,000 Investment in the Aperture Discover Equity Fund, Institutional Shares, versus the Russell 2000 Net Total Return Index.

*The Aperture Discover Equity Fund commenced operations on December 30, 2019.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
DECEMBER 31, 2023 (Unaudited)

Russell 2000 Net Total Return Index is a U.S. equity index comprised of the smallest 2000 companies by market capitalization in the Russell 3000 Index. The benchmark was selected to represent the Fund’s focus on the U.S. small cap equity market.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2023 (Unaudited)

Aperture International Equity Fund – The Board of Trustees of the Trust, at the recommendation of the Adviser, approved a Plan of Liquidation on November 29, 2023, providing for the liquidation of the Aperture International Equity Fund’s assets and the distribution of the net proceeds pro rata to the Aperture International Equity Fund’s shareholders. In connection therewith, the Aperture International Equity Fund was closed to investments from new and existing shareholders effective as of October 11, 2023. The Aperture International Equity Fund ceased operations and liquidated on January 16, 2024.

Comparison of Change in the Value of a $10,000 Investment in the Aperture International Equity Fund, Institutional Shares, versus the MSCI ACWI ex-US Index (net).

* The Aperture International Equity Fund commenced operations on October 1, 2020.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2023 (Unaudited)

MSCI ACWI ex-US Index (net) captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 26 Emerging Markets (EM) countries.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2023

SECTOR WEIGHTINGS (Unaudited)†:

† Percentages based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS SOVEREIGN DEBT — 40.7%

	Face Amount	Value

Angola — 0.8%
Angolan Government International Bond 8.25%, 05/09/28	$676,000	$621,839

Argentina — 0.5%
Argentine Republic Government International Bond 3.50%, 07/09/29	1,070,000	363,704

Bahrain — 0.5%
Bahrain Government International Bond 7.00%, 01/26/26	356,000	362,736

Brazil — 1.4%
Brazilian Government International Bond 6.25%, 03/18/31	976,000	1,012,699

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2023

SOVEREIGN DEBT (continued)

	Face Amount	Value
Colombia — 0.8%
Colombia Government International Bond 3.13%, 04/15/31	$684,000	$556,187

Dominican Republic — 3.9%
Dominican Republic Government International Bond
6.88%, 01/29/26	879,000	893,899
Dominican Republic International Bond 4.88%, 09/23/32	673,000	611,993
5.95%, 01/25/27	1,380,000	1,382,967

		2,888,859

Egypt — 1.3%
Egypt Government International Bond 5.80%, 09/30/27	1,206,000	927,052

Gabon — 0.9%
Gabon Government International Bond 6.95%, 06/16/25	686,000	652,640

Guatemala — 1.8%
Guatemala Government Bond 4.50%, 05/03/26	1,380,000	1,337,894

Hungary — 2.4%
Hungary Government International Bond 6.13%, 05/22/28	1,010,000	1,049,075
Magyar Export-Import Bank Zrt 6.13%, 12/04/27(A)	700,000	711,669

		1,760,744

Indonesia — 1.8%
Indonesia Government International Bond 4.55%, 01/11/28	659,000	657,823
Perusahaan Penerbit SBSN Indonesia III 4.15%, 03/29/27	647,000	642,147

		1,299,970

Nigeria — 0.8%
Nigeria Government International Bond MTN 6.50%, 11/28/27	677,000	617,486

Oman — 2.8%
Oman Government International Bond 5.63%, 01/17/28	1,718,000	1,749,336

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2023

SOVEREIGN DEBT (continued)

	Face Amount	Value
Oman (continued)
Oman Sovereign Sukuk 4.40%, 06/01/24	$356,000	$353,508

		2,102,844

Pakistan — 1.5%
Pakistan Government International Bond MTN 6.00%, 04/08/26	1,566,000	1,098,768

Papua New Guinea — 0.9%
Papua New Guinea Government International Bond 8.38%, 10/04/28	727,000	689,923

Romania — 1.4%
Romanian Government International Bond 6.63%, 02/17/28	1,000,000	1,033,176

		1,033,176

Russia — 1.0%
Serbia International Bond 6.25%, 05/26/28	689,000	704,502

Saudi Arabia — 3.3%
Saudi Government International Bond 4.38%, 04/16/29	1,715,000	1,707,097
Saudi Government International Bond MTN 4.75%, 01/18/28(A)	700,000	706,499

		2,413,596

Serbia — 0.5%
Serbia International Bond 6.25%, 05/26/28(A)	350,000	357,875

South Africa — 2.6%
Republic of South Africa Government International Bond
4.88%, 04/14/26	1,184,000	1,167,471
5.88%, 09/16/25	750,000	756,147

		1,923,618

South Korea — 1.2%
Korea Mine Rehabilitation & Mineral Resources MTN 1.75%, 04/15/26	1,000,000	922,998

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2023

SOVEREIGN DEBT (continued)

	Face Amount	Value
Turkey — 6.8%
Turkey Government International Bond 9.88%, 01/15/28	$4,000,000	$4,435,024
Turkiye Ihracat Kredi Bankasi 5.75%, 07/06/26	619,000	600,777

		5,035,801

Ukraine — 1.0%
Ukraine Government International Bond 7.75%, 09/01/26(B)	1,294,000	355,358
7.75%, 09/01/28(B)	1,469,000	403,382

		758,740

United Arab Emirates — 0.8%
Finance Department Government of Sharjah MTN 3.63%, 03/10/33	671,000	570,350

Total Sovereign Debt
(Cost $29,628,514)		30,014,001

GLOBAL BONDS — 34.9%

Azerbaijan — 1.1%
Southern Gas Corridor CJSC 6.88%, 03/24/26	$814,000	826,210

Brazil — 0.4%
Centrais Eletricas Brasileiras 3.63%, 02/04/25	311,000	300,730

Chile — 0.8%

Empresa Nacional de Telecomunicaciones 4.75%, 08/01/26	560,000	549,825

Colombia — 1.3%
Banco de Bogota 6.25%, 05/12/26	417,000	411,579
Ecopetrol 4.63%, 11/02/31	680,000	576,791

		988,370

India — 6.5%
Adani Electricity Mumbai 3.95%, 02/12/30	733,000	600,103
Adani Green Energy 4.38%, 09/08/24 (A)	300,000	289,600

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2023

GLOBAL BONDS (continued)

	Face Amount	Value
India (continued)
Adani Transmission Step-One 4.00%, 08/03/26	$983,000	$901,902
BPRL International Singapore Pte MTN 4.38%, 01/18/27	728,000	710,054
Greenko Solar Mauritius 5.55%, 01/29/25	450,000	438,570
JSW Steel 5.95%, 04/18/24	554,000	550,538
REC 3.50%, 12/12/24	715,000	700,879
State Bank of India MTN 1.80%, 07/13/26	620,000	571,932

		4,763,578

Indonesia — 0.4%
Bank Mandiri Persero MTN 4.75%, 05/13/25	300,000	297,735

Israel — 0.9%
Teva Pharmaceutical Finance Netherlands III BV 5.13%, 05/09/29	674,000	643,626

Kazakhstan — 1.7%
KazMunayGas National JSC 4.75%, 04/19/27 (A)	316,000	306,994
Tengizchevroil Finance International 4.00%, 08/15/26	981,000	917,686

		1,224,680

Kuwait — 0.3%
NBK SPC 1.63%, SOFR + 1.050%, 09/15/27 (C)	250,000	226,279

Malaysia — 0.8%
TNB Global Ventures Capital MTN 3.24%, 10/19/26	636,000	605,396

Mexico — 4.3%
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 5.38%, 04/17/25 (A)	350,000	349,551
Petroleos Mexicanos
6.70%, 02/16/32	1,496,000	1,241,585
6.84%, 01/23/30	1,175,000	1,018,840

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2023

GLOBAL BONDS (continued)

	Face Amount	Value
Mexico (continued)
Trust Fibra Uno 5.25%, 01/30/26	$600,000	$585,527

		3,195,503

Nigeria — 0.4%
Access Bank MTN 6.13%, 09/21/26 (A)	300,000	268,110

Oman — 0.9%
OQ SAOC MTN 5.13%, 05/06/28 (A)	400,000	394,990
Oztel Holdings SPC 6.63%, 04/24/28	288,000	300,600

		695,590

Peru — 0.8%
Credicorp 2.75%, 06/17/25	631,000	601,942

Qatar — 0.3%
ABQ Finance MTN 3.13%, 09/24/24	212,000	207,767

Saudi Arabia — 1.6%
ANB Sukuk 3.33%, H15T5Y + 2.974%, 10/28/30 (C)	316,000	300,766
Global Sukuk 0.95%, 06/17/24 (A)	300,000	293,250
1.60%, 06/17/26 (A)	300,000	278,165
SNB Funding 2.90%, 01/29/27	310,000	290,111

		1,162,292

South Africa — 1.7%
Eskom Holdings SOC 4.31%, 07/23/27	690,000	643,425
Eskom Holdings SOC MTN 6.35%, 08/10/28	315,000	305,989
Stillwater Mining 4.00%, 11/16/26	317,000	281,337

		1,230,751

South Korea — 2.6%
NAVER 1.50%, 03/29/26	310,000	286,607

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2023

GLOBAL BONDS (continued)

	Face Amount	Value
South Korea (continued)
SK Hynix 1.50%, 01/19/26	$300,000	$276,303
6.38%, 01/17/28 (A)	1,300,000	1,343,014

		1,905,924

Supranational — 0.4%
African Export-Import Bank 2.63%, 05/17/26	336,000	309,826

Thailand — 1.2%
Kasikornbank MTN 3.34%, H15T5Y + 1.700%, 10/02/31 (C)	942,000	865,867

United Arab Emirates — 6.5%
DAE Funding MTN 2.63%, 03/20/25	310,000	296,965
DIB Sukuk 2.95%, 02/20/25	936,000	906,611
DIFC Sukuk 4.33%, 11/12/24	545,000	536,098
Emaar Sukuk MTN 3.64%, 09/15/26	637,000	608,411
Emirates NBD Bank PJSC MTN 5.63%, 10/21/27	1,500,000	1,522,530
Fab Sukuk 2.50%, 01/21/25	400,000	387,455
National Central Cooling PJSC 2.50%, 10/21/27	626,000	558,542

		4,816,612

Total Global Bonds
(Cost $26,172,214)		25,686,613

U.S. TREASURY OBLIGATIONS — 21.6%

U.S. Treasury Bill 5.26%, 2/8/2024 (D)	13,000,000	12,929,595

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2023

U.S. TREASURY OBLIGATIONS (continued)

	Face Amount	Value
U.S. Treasury Notes 4.00%, 6/30/2028	$3,000,000	$3,016,875

Total U.S. Treasury Obligations (Cost $15,899,143)		15,946,470

Total Investments - 97.2% (Cost $71,699,871)		$71,647,084

Other Assets & Liabilities, Net - 2.8%		2,062,509

Net Assets - 100.0%		$73,709,593

(A)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. On December 31, 2023, the value of these securities amounted to $5,609,668 or 7.6% of Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Interest rate represents the security’s effective yield at the time of purchase.

As of December 31, 2023, all of the Fund’s investments and other financial instruments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2023

SECTOR WEIGHTING (Unaudited)†:

† Percentages based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 61.5%

	Shares	Value
Belgium — 0.5%
Anheuser-Busch InBev	5,943	$383,280

China — 1.0%
New Oriental Education & Technology Group ADR *	4,203	307,996
PDD Holdings ADR *	3,051	446,392

		754,388

France — 2.5%
Airbus	12,432	1,918,379

Germany — 2.0%
Deutsche Telekom	54,639	1,311,930
Fraport Frankfurt Airport Services Worldwide * .	3,028	183,049

		1,494,979

Japan — 8.8%
Asahi Group Holdings	75,685	2,822,353
JSR	55,300	1,576,638

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2023

COMMON STOCK (continued)

	Shares	Value
Japan (continued)
Sony Group ADR	23,388	$2,214,610

		6,613,601

South Korea — 0.3%
Delivery Hero *	9,131	252,104

Taiwan — 1.8%
Taiwan Semiconductor Manufacturing ADR	13,406	1,394,224

United States — 44.6%
Amazon.com *	16,809	2,553,959
API Group *	41,558	1,437,907
Avantor *	17,137	391,238
CoStar Group *	6,909	603,778
CRH	23,139	1,600,293
Endeavor Group Holdings, Cl A	61,031	1,448,266
First Solar *	2,194	377,982
Five9 *	22,683	1,784,925
Freeport-McMoRan	8,730	371,636
GXO Logistics *	16,710	1,021,983
Intercontinental Exchange	9,290	1,193,115
Linde	3,391	1,392,718
Maplebear *	23,612	554,174
Marathon Oil	27,467	663,603
MarketAxess Holdings	702	205,580
Mastercard, Cl A	3,623	1,545,246
Meta Platforms, Cl A *	2,449	866,848
Microsoft	8,523	3,204,989
Noble	26,032	1,253,701
NVIDIA	1,348	667,557
Primo Water	43,990	662,049
S&P Global	2,945	1,297,331
Salesforce *	4,972	1,308,332
Splunk *	4,728	720,311
Talen Energy *	18,031	1,153,984
T-Mobile US	6,015	964,385
Tradeweb Markets, Cl A	21,443	1,948,740
Uber Technologies *	13,452	828,240
Vestis	29,895	631,980
WillScot Mobile Mini Holdings, Cl A *	9,898	440,461

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2023

COMMON STOCK (continued)

	Shares	Value
United States (continued)
XPO *	6,434	$563,554

		33,658,865

Total Common Stock
(Cost $37,223,431)		46,469,820

U.S. TREASURY OBLIGATION — 30.2%

	Face Amount
U.S. Treasury Bill 5.30%, 3/5/2024 (A)	$23,000,000	22,790,810

Total U.S. Treasury Obligation
(Cost $22,786,356)		22,790,810

PURCHASED OPTIONS — 0.0%*

	Contracts

Total Purchased Options (Cost $7,952)	14	1,036

Total Investments - 91.7%
(Cost $60,017,739)		$69,261,666

WRITTEN OPTIONS — (0.0)%*

Total Written Options (Proceeds $868)	(14)	$(210)

Other Assets & Liabilities, Net - 8.3%		6,242,326

Net Assets - 100.0%		$75,503,782

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2023

A list of the open exchange traded option contracts held by the Fund at December 31, 2023, are as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTION — 0.0%

Put Options
S&P 500 Index	14	$6,615,000	$4,725.00	01/02/2024	$1,036

Total Purchased Option		6,615,000			$1,036

WRITTEN OPTION — (0.0)%

Put Options
S&P 500 Index	(14)	$(6,412,000)	4,580.00	01/02/2024	$(210)

Total Written Option		(6,412,000)			$(210)

A list of the open futures contracts held by the Fund at December 31, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50	59	Mar-2024	$2,921,192	$2,958,988	$(27,560)
FTSE 100 Index	7	Mar-2024	667,177	692,077	15,445
FTSE China A50	78	Jan-2024	873,214	896,610	23,396
Hang Seng Index	6	Jan-2024	639,051	658,206	19,057
Nikkei 225 Index	6	Mar-2024	1,336,056	1,423,404	26,227
S&P 500 Index E-MINI	8	Mar-2024	1,883,715	1,928,000	44,285

			$8,320,405	$8,557,285	$100,850

A list of the open forward foreign currency contracts held by the Fund at December 31, 2023, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)

Morgan Stanley	03/20/24	HKD	2,422,900	USD	311,067	$227

Morgan Stanley	03/20/24	EUR	3,182,596	USD	3,486,179	(38,193)

Morgan Stanley	03/20/24	BRL	4,202,980	USD	842,737	(16,173)

Morgan Stanley	03/21/24	USD	1,325,762	JPY	186,090,000	10,349

Morgan Stanley	03/21/24	JPY	1,143,117,911	USD	8,106,455	(101,036)

						$(144,826)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2023

A list of the open OTC swap agreements held by the Fund at December 31, 2023, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date #	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
Goldman Sachs	BURFORD CAPITAL LTD	GBP-SONIA	BMGYLN9	Annually	06/19/2025	GBP	565,097	$119,258	$–	$119,258
Morgan Stanley	China Internet^^	USD SOFR	MSXXITCH	Annually	11/14/2025	USD	709,253	39,594	–	39,594
Morgan Stanley	Energy Transfer LP	1-Day FEDEF	29273V100	Annually	02/07/2024	USD	1,652,462	14,581	–	14,581
JPMorgan Chase	GLENCORE PLC	1-Day SONIA	B4T3BW6	Annually	01/12/2025	GBP	645,484	(65,857)	–	(65,857)
Bank of America	INFORMA PLC	GBP-SONIA	BMJ6DW5	Annually	05/19/2025	GBP	1,371,973	88,508	–	88,508
Bank of America	LONDON STOCK EXCHANGE	GBP-SONIA	B0SWJX3	Annually	09/08/2025	GBP	1,320,141	198,907	–	198,907
Bank of America	MITSUI OSK LINES LT	6597584	JPONMU=RR	Annually	06/29/2025	JPY	17,736,008	(38,484)	–	(38,484)
Morgan Stanley	MSAI23LO##	USD SOFR	MSAI23LO	Annually	11/06/2025	USD	2,235,313	230,841	–	230,841
Morgan Stanley	MSAIFINL †	1-Day FEDEF	MSAIFINL	Annually	08/29/2025	USD	1,450,685	131,281	–	131,281
Morgan Stanley	MSCI ACWI‡	1-Day FEDEF	M1CXADB	Annually	10/04/2025	USD	5,714,178	516,820	–	516,820
Bank of America	NIPPON YUSEN KK	6643960	JPONMU=RR	Annually	06/29/2025	JPY	14,911,786	(40,691)	–	(40,691)
Bank of America	RIO TINTO LTD	BBSW	6220103	Annually	07/27/2025	AUD	1,055,417	108,368	–	108,368
Goldman Sachs	RUMO SA	1-Day FEDEF	BYXZ2W5	Annually	09/15/2025	BRL	891,933	(28,120)	–	(28,120)
Morgan Stanley	STXE 600 Banks	1-Month EURIB	SX7P Index	Annually	09/27/2024	EUR	190,807	49,147	–	49,147
Goldman Sachs	T-MOBILE US INC	872590104	USD-SOFR	Annually	09/05/2024	USD	934,935	(125,757)	–	(125,757)
Morgan Stanley	Topix Banks Index ***	1-Day MUTSC	TPNBNK	Annually	10/15/2024	JPY	119,665,344	126,422	–	126,422
Bank of America	WEIS MARKETS INC	948849104	USD-SOFR	Annually	05/11/2025	USD	98,390	11,559	–	11,559

								$1,336,377	$–	$1,336,377

^^ The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at December 31, 2023:

 Equity Basket Swaps

Shares		Description	Notional Amount	Value	Percentage of Basket

MSXXITCH
	772	PDD Holdings Inc	$ 134,971	$7,535	19.03%
	404	Baidu Inc	57,449	3,207	8.10%
	589	Alibaba Group Holding Ltd	54,542	3,045	7.69%
	2,794	KE Holdings Inc	54,116	3,021	7.63%
	421	NetEase Inc	46,811	2,613	6.60%
	913	Tencent Holdings Ltd	41,208	2,300	5.81%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2023

Shares		Description	Notional Amount	Value	Percentage of Basket

	466	New Oriental Education & Technology Group Inc	$ 40,782	$2,277	5.75%
	900	Trip.com Group Ltd	38,725	2,162	5.46%
	1,750	Vipshop Holdings Ltd	37,165	2,075	5.24%
	893	JD.com Inc	30,853	1,722	4.35%
	2,840	Tencent Music Entertainment Group	30,569	1,707	4.31%
	1,806	TAL Education Group	27,235	1,520	3.84%
	1,047	ZTO Express Cayman Inc	26,597	1,485	3.75%
	1,724	Bilibili Inc	25,037	1,398	3.53%
	2,453	iQIYI Inc	14,327	800	2.02%
	312	H World Group Ltd	12,483	697	1.76%
	1,947	Gaotu Techedu Inc	8,440	471	1.19%
	124	JOYY Inc	5,887	329	0.83%
	168	Autohome Inc	5,603	313	0.79%
	506	Hello Group Inc	4,185	234	0.59%
	248	GDS Holdings Ltd	2,695	150	0.38%
	198	Weibo Corp	2,624	146	0.37%
	2,015	DouYu International Holdings Ltd	2,270	127	0.32%
	632	Agora Inc	1,986	111	0.28%
	415	Vnet Group Inc	1,419	79	0.20%
	370	Lufax Holding Ltd	1,348	75	0.19%

## The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at December 31, 2023:

Equity Basket Swaps

Shares		Description	Notional Amount	Value	Percentage of Basket

MSAI23LO
	16,246	Macy’s Inc	$ 67,506	$6,971	3.02%
	3,793	Planet Fitness Inc	57,224	5,910	2.56%
	2,895	Impinj Inc	53,871	5,563	2.41%
	28,486	Tencent Music Entertainment Group	52,977	5,471	2.37%
	1,060	Madrigal Pharmaceuticals Inc	50,518	5,217	2.26%
	1,242	Burlington Stores Inc	49,847	5,148	2.23%
	4,042	DocuSign Inc	49,624	5,125	2.22%
	4,952	Alteryx Inc	48,283	4,986	2.16%
	6,109	Truist Financial Corp	46,495	4,801	2.08%
	2,695	Etsy Inc	45,153	4,663	2.02%
	24,742	Under Armour Inc	44,930	4,640	2.01%
	1,827	Crown Castle Inc	43,365	4,478	1.94%
	869	Norfolk Southern Corp	42,471	4,386	1.90%
	10,854	ZoomInfo Technologies Inc	41,353	4,271	1.85%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2023

Shares		Description	Notional Amount	Value	Percentage of Basket

	1,306	Affiliated Managers Group Inc	$40,683	$4,201	1.82%
	5,291	Sealed Air Corp	39,789	4,109	1.78%
	4,385	Wolfspeed Inc	39,342	4,063	1.76%
	404	Elevance Health Inc	39,342	4,063	1.76%
	1,420	Sun Communities Inc	39,118	4,040	1.75%
	9,910	VF Corp	38,447	3,970	1.72%
	8,160	Premier Inc	37,553	3,878	1.68%
	11,979	Bloom Energy Corp	36,659	3,786	1.64%
	1,259	Illumina Inc	36,212	3,740	1.62%
	5,819	JD.com Inc	34,647	3,578	1.55%
	1,685	Moderna Inc	34,647	3,578	1.55%
	3,820	Calix Inc	34,424	3,555	1.54%
	4,759	Genpact Ltd	33,977	3,509	1.52%
	3,008	Bristol-Myers Squibb Co	31,741	3,278	1.42%
	7,957	AES Corp/The	31,518	3,255	1.41%
	3,171	Shutterstock Inc	31,518	3,255	1.41%
	5,234	Pfizer Inc	31,071	3,209	1.39%
	5,225	PPL Corp	29,283	3,024	1.31%
	2,257	Xcel Energy Inc	28,836	2,978	1.29%
	5,415	Box Inc	28,612	2,955	1.28%
	9,263	Bumble Inc	28,165	2,909	1.26%
	1,662	American Electric Power Co Inc	27,941	2,886	1.25%
	6,510	Clear Secure Inc	27,718	2,862	1.24%
	3,356	Celldex Therapeutics Inc	27,494	2,839	1.23%
	2,791	Dominion Energy Inc	27,047	2,793	1.21%
	1,976	NextEra Energy Inc	24,812	2,562	1.11%
	4,383	Columbia Banking System Inc	24,141	2,493	1.08%
	506	L3Harris Technologies Inc	21,906	2,262	0.98%
	3,010	RingCentral Inc	21,012	2,170	0.94%
	934	NIKE Inc	21,012	2,170	0.94%
	14,800	ADT Inc	20,788	2,147	0.93%
	3,605	Hannon Armstrong Sustainable Infrastructure Capital Inc	20,565	2,124	0.92%
	2,693	Harley-Davidson Inc	20,565	2,124	0.92%
	3,611	Beam Therapeutics Inc	20,341	2,101	0.91%
	8,387	Dun & Bradstreet Holdings Inc	20,341	2,101	0.91%
	3,763	Penn Entertainment Inc	20,118	2,078	0.90%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2023

†The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at December 31, 2023:

Equity Basket Swaps

Shares		Description	Notional Amount	Value	Percentage of Basket
MSAIFNL
	12,513	Blackstone Inc	$88,347	$7,995	6.09%
	2,707	Ameriprise Financial Inc	55,416	5,015	3.82%
	6,348	Progressive Corp/The	54,546	4,936	3.76%
	2,198	Mastercard Inc	50,484	4,569	3.48%
	2,358	Moody’s Corp	49,613	4,490	3.42%
	4,681	Marsh & McLennan Cos Inc	47,873	4,332	3.30%
	3,065	Visa Inc	43,085	3,899	2.97%
	2,677	Aon PLC	41,925	3,794	2.89%
	13,068	Nasdaq Inc	40,909	3,702	2.82%
	3,877	American Express Co	39,168	3,545	2.70%
	8,418	Aflac Inc	37,428	3,387	2.58%
	5,304	Intercontinental Exchange Inc	36,702	3,321	2.53%
	2,807	Chubb Ltd	34,236	3,098	2.36%
	1,607	Goldman Sachs Group Inc/The	33,366	3,019	2.30%
	5,416	Discover Financial Services	32,785	2,967	2.26%
	3,522	JPMorgan Chase & Co	32,350	2,928	2.23%
	736	BlackRock Inc	32,205	2,914	2.22%
	7,066	Hartford Financial Services Group Inc/The	30,609	2,770	2.11%
	4,213	Capital One Financial Corp	29,739	2,691	2.05%
	2,894	Travelers Cos Inc/The	29,739	2,691	2.05%
	3,928	Allstate Corp/The	29,594	2,678	2.04%
	7,992	MetLife Inc	28,433	2,573	1.96%
	2,450	CME Group Inc	27,853	2,521	1.92%
	14,470	Ally Financial Inc	27,273	2,468	1.88%
	6,381	Principal Financial Group Inc	27,128	2,455	1.87%
	6,891	Charles Schwab Corp/The	25,532	2,311	1.76%
	6,859	American International Group Inc	25,097	2,271	1.73%
	11,592	Synchrony Financial	23,936	2,166	1.65%
	12,789	Bank of America Corp	23,211	2,100	1.60%
	2,609	PNC Financial Services Group Inc/The	21,760	1,969	1.50%
	7,453	Brighthouse Financial Inc	21,325	1,930	1.47%
	20,347	Regions Financial Corp	21,325	1,930	1.47%
	11,350	Fifth Third Bancorp	21,035	1,904	1.45%
	3,588	Prudential Financial Inc	20,019	1,812	1.38%
	3,391	T Rowe Price Group Inc	19,729	1,785	1.36%
	6,987	Bank of New York Mellon Corp/The	19,584	1,772	1.35%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2023

Shares		Description	Notional Amount	Value	Percentage of Basket
	7,340	Wells Fargo & Co	$ 19,439	$ 1,759	1.34%
	11,244	Franklin Resources Inc	17,988	1,628	1.24%
	7,510	US Bancorp	17,553	1,589	1.21%
	25,489	Huntington Bancshares Inc/OH	17,408	1,575	1.20%
	6,953	Zions Bancorp NA	16,393	1,483	1.13%
	3,590	Northern Trust Corp	16,393	1,483	1.13%
	9,115	Citizens Financial Group Inc	16,248	1,470	1.12%
	3,847	State Street Corp	16,103	1,457	1.11%
	5,579	Citigroup Inc	15,522	1,405	1.07%
	18,837	KeyCorp	14,652	1,326	1.01%
	7,228	Truist Financial Corp	14,362	1,300	0.99%
	19,952	Western Union Co/The	12,766	1,155	0.88%
	13,068	Invesco Ltd	12,621	1,142	0.87%
	4,013	Comerica Inc	12,041	1,090	0.83%
***The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at December 31, 2023:
Equity Basket Swaps

Shares		Description	Notional Amount	Value	Percentage of Basket
TPNBNK
	8,020	Mitsubishi UFJ Financial Group Inc	JPY 37,646,717	$ 39,772	31.46%
	936	Sumitomo Mitsui Financial Group Inc	24,962,191	26,372	20.86%
	1,777	Mizuho Financial Group Inc	16,621,516	17,560	13.89%
	1,447	Japan Post Bank Co Ltd	8,053,478	8,508	6.73%
	473	Sumitomo Mitsui Trust Holdings Inc	4,966,112	5,247	4.15%
	1,536	Resona Holdings Inc	4,260,086	4,501	3.56%
	707	Concordia Financial Group Ltd	1,759,081	1,858	1.47%
	115	Fukuoka Financial Group Inc	1,483,850	1,568	1.24%
	367	Chiba Bank Ltd/The	1,447,951	1,530	1.21%
	167	Kyoto Financial Group Inc	1,424,018	1,504	1.19%
	293	Shizuoka Financial Group Inc	1,352,218	1,429	1.13%
	95	Aozora Bank Ltd	1,124,854	1,188	0.94%
	653	Mebuki Financial Group Inc	1,088,955	1,150	0.91%
	283	Hachijuni Bank Ltd/The	861,590	910	0.72%
	255	Kyushu Financial Group Inc	801,758	847	0.67%
	256	Gunma Bank Ltd/The	682,092	721	0.57%
	187	Hirogin Holdings Inc	658,159	695	0.55%
	129	Yamaguchi Financial Group Inc	634,226	670	0.53%
	157	Iyogin Holdings Inc	574,394	607	0.48%
	38	77 Bank Ltd/The	514,561	544	0.43%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2023

Shares		Description	Notional Amount	Value	Percentage of Basket
	81	Hokuhoku Financial Group Inc	JPY 478,661	$ 506	0.40%
	413	Seven Bank Ltd	478,661	506	0.40%
	74	Nishi-Nippon Financial Holdings Inc	466,695	493	0.39%
	111	Chugin Financial Group Inc	430,795	455	0.36%
	46	Rakuten Bank Ltd	370,963	392	0.31%
	116	Suruga Bank Ltd	347,029	367	0.29%
	82	San-In Godo Bank Ltd/The	323,096	341	0.27%
	21	Daishi Hokuetsu Financial Group Inc	311,130	329	0.26%
	22	Shiga Bank Ltd/The	299,163	316	0.25%
	47	Kiyo Bank Ltd/The	287,197	303	0.24%
	200	North Pacific Bank Ltd	275,230	291	0.23%
	17	Tokyo Kiraboshi Financial Group Inc	263,264	278	0.22%
	124	Hyakugo Bank Ltd/The	251,297	265	0.21%
	14	Hokkoku Financial Holdings Inc	251,297	265	0.21%
	17	Juroku Financial Group Inc	251,297	265	0.21%
	183	Senshu Ikeda Holdings Inc	227,364	240	0.19%
	18	Musashino Bank Ltd/The	191,465	202	0.16%
	125	TOMONY Holdings Inc	191,465	202	0.16%
	20	Nanto Bank Ltd/The	191,465	202	0.16%
	25	Ogaki Kyoritsu Bank Ltd/The	179,498	190	0.15%
	20	Aichi Financial Group Inc	179,498	190	0.15%
	9	Bank of Nagoya Ltd/The	179,498	190	0.15%
	18	Awa Bank Ltd/The	167,531	177	0.14%
	55	Keiyo Bank Ltd/The	143,598	152	0.12%
	42	First Bank of Toyama Ltd/The	119,665	126	0.10%
	13	Hyakujushi Bank Ltd/The	119,665	126	0.10%
	28	Bank of the Ryukyus Ltd	119,665	126	0.10%
	104	Toho Bank Ltd/The	119,665	126	0.10%
	15	Procrea Holdings Inc	107,699	114	0.09%
	11	Okinawa Financial Group Inc	107,699	114	0.09%
‡The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at December 31, 2023:
Equity Basket Swaps

Shares		Description	Notional Amount	Value	Percentage of Basket
MSCI ACWI
	1,328	APPLE	$ 255,667	$ 23,124	4.47%
	600	MICROSOFT CORP	225,440	20,390	3.95%
	789	AMAZON.COM	119,839	10,839	2.10%
	210	NVIDIA	103,895	9,397	1.82%
	247	JPMORGAN CHASE & CO	41,987	3,797	0.73%
	79	UNITEDHEALTH GROUP	41,422	3,746	0.72%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2023

Shares		Description	Notional Amount	Value	Percentage of Basket

	2,092	TAIWAN SEMICONDUCTOR MFG	$40,431	$3,657	0.71%
	69	LILLY (ELI) & COMPANY	39,951	3,613	0.70%
	111	BERKSHIRE HATHAWAY B	39,626	3,584	0.69%
	340	EXXON MOBIL CORP	34,020	3,077	0.60%
	205	JOHNSON & JOHNSON	32,058	2,900	0.56%
	85	HOME DEPOT	29,437	2,662	0.52%
	200	PROCTER & GAMBLE CO	29,336	2,653	0.51%
	277	NOVO NORDISK B	28,674	2,593	0.50%
	227	NESTLE	26,274	2,376	0.46%
	34	ASML HLDG	25,785	2,332	0.45%
	38	COSTCO WHOLESALE CORP	24,822	2,245	0.43%
	406	SAMSUNG ELECTRONICS CO	24,725	2,236	0.43%
	216	MERCK & CO	23,497	2,125	0.41%
	39	ADOBE	23,072	2,087	0.40%
	154	CHEVRON CORP	22,986	2,079	0.40%
	349	COCA COLA (THE)	20,563	1,860	0.36%
	607	BANK OF AMERICA CORP	20,453	1,850	0.36%
	137	ADVANCED MICRO DEVICES	20,229	1,830	0.35%
	117	PEPSICO	19,833	1,794	0.35%
	126	WALMART	19,823	1,793	0.35%
	23	LVMH MOET HENNESSY	19,006	1,719	0.33%
	53	ACCENTURE A	18,706	1,692	0.33%
	562	SHELL	18,425	1,666	0.32%
	62	MCDONALD’S CORP	18,354	1,660	0.32%
	38	NETFLIX	18,326	1,658	0.32%
	356	INTEL CORP	17,875	1,617	0.31%
	132	ASTRAZENECA	17,789	1,609	0.31%
	174	NOVARTIS	17,556	1,588	0.31%
	33	THERMO FISHER SCIENTIFIC	17,400	1,574	0.30%
	344	CISCO SYSTEMS	17,381	1,572	0.30%
	60	ROCHE HOLDING GENUSS	17,335	1,568	0.30%
	41	LINDE (NEW)	17,022	1,540	0.30%
	901	TOYOTA MOTOR CORP	16,551	1,497	0.29%
	147	ABBOTT LABORATORIES	16,224	1,467	0.28%
	311	WELLS FARGO & CO	15,296	1,383	0.27%
	24	INTUIT	14,879	1,346	0.26%
	431	BHP GROUP (AU)	14,809	1,339	0.26%
	140	ORACLE CORP	14,719	1,331	0.26%
	155	DISNEY (WALT)	14,033	1,269	0.25%
	480	PFIZER	13,806	1,249	0.24%
	60	DANAHER CORP	13,783	1,247	0.24%
	95	QUALCOMM	13,710	1,240	0.24%
	89	SAP	13,666	1,236	0.24%
	357	VERIZON COMMUNICATIONS	13,462	1,218	0.24%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2023

#	Includes contracts with multiple maturity dates and the earliest date disclosed.
*	Non-Income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following table summarizes the inputs used as of December 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$46,469,820	$–	$–	$46,469,820
U.S. Treasury Obligation	–	22,790,810	–	22,790,810
Purchased Options	1,036	–	–	1,036

Total Investments in Securities	$46,470,856	$22,790,810	$–	$69,261,666

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Written Options	$(210)	$–	$–	$(210)
Futures Contracts*
Unrealized Appreciation	128,410	–	–	128,410
Unrealized Depreciation	(27,560)	–	–	(27,560)
Forwards Contracts*
Unrealized Appreciation	–	10,576	–	10,576
Unrealized Depreciation	–	(155,402)	–	(155,402)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,635,286	–	1,635,286
Unrealized Depreciation	–	(298,909)	–	(298,909)

Total Other Financial Instruments	$100,640	$1,191,551	$–	$1,292,191

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
DECEMBER 31, 2023

SECTOR WEIGHTINGS (Unaudited)†:

† Percentages based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.6%

	Shares	Value
Canada — 9.0%
Aritzia *	562,886	$11,682,099
Descartes Systems Group *	88,113	7,403,207

		19,085,306

United States — 82.6%
Communication Services — 8.3%
Integral Ad Science Holding *	597,292	8,595,032
New York Times, Cl A	184,759	9,051,343

		17,646,375

Consumer Discretionary — 20.2%
Boot Barn Holdings *	87,129	6,688,022
Brunswick	94,545	9,147,229
Lindblad Expeditions Holdings *	440,988	4,969,935
Shake Shack, Cl A *	101,015	7,487,232
Skyline Champion *	93,996	6,980,143
Vail Resorts	37,107	7,921,231

		43,193,792

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
DECEMBER 31, 2023

COMMON STOCK (continued)

	Shares	Value
Financials — 3.9%
AvidXchange Holdings *	674,368	$8,355,420

Health Care — 3.6%
Option Care Health *	225,912	7,610,975

Industrials — 27.2%
ACV Auctions, Cl A *	543,848	8,239,297
Atkore *	46,323	7,411,680
Clean Harbors *	45,629	7,962,717
Enpro	54,029	8,468,505
Federal Signal	91,145	6,994,467
Montrose Environmental Group *	114,089	3,665,680
SiteOne Landscape Supply *	36,154	5,875,025
Trex *	113,510	9,397,493

		58,014,864

Information Technology — 19.4%
CyberArk Software *	50,368	11,033,110
DoubleVerify Holdings *	298,365	10,973,865
MKS Instruments	120,608	12,406,945
Vertex, Cl A *	255,635	6,886,807

		41,300,727

		176,122,153

Total Common Stock
(Cost $153,313,564)		195,207,459

U.S. TREASURY OBLIGATION — 3.5%

	Face Amount
U.S. Treasury Bill 5.32%, 3/5/2024 (A)	$7,500,000	7,431,786

Total U.S. Treasury Obligation
(Cost $7,430,167)		7,431,786

Total Investments - 95.1%
(Cost $160,743,731)		$202,639,245

Other Assets & Liabilities, Net - 4.9%		10,460,150

Net Assets - 100.0%		$213,099,395

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
DECEMBER 31, 2023

A list of the open futures contracts held by the Fund at December 31, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts Russell 2000 Index E-MINI	41	Mar-2024	$4,147,140	$4,197,785	$50,645

A list of the open forward foreign currency contracts held by the Fund at December 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
Morgan Stanley	03/20/24	CAD	26,524,930	USD	19,859,829	$(179,389)

A list of the open OTC swap agreements held by the Fund at December 31, 2023, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation
Morgan Stanley	RH	1-Day FEDEF	RH	Annually	02/07/2025	USD	8,790,994	$45,543	$42	$45,501

								$45,543	$42	$45,501

*	Non-Income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following table summarizes the inputs used as of December 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$195,207,459	$–	$–	$195,207,459
U.S. Treasury Obligation	–	7,431,786	–	7,431,786

Total Investments in Securities	$195,207,459	$7,431,786	$–	$202,639,245

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
DECEMBER 31, 2023

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$50,645	$–	$–	$50,645
Forwards Contracts* Unrealized Depreciation	–	(179,389)	–	(179,389)
OTC Swaps
Total Return Swaps* Unrealized Appreciation	–	45,501	–	45,501

Total Other Financial Instruments	$50,645	$(133,888)	$–	$(83,243)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

See “Glossary for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2023

SECTOR WEIGHTINGS (Unaudited)†:

† Percentages based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 56.4%

	Shares	Value
Belgium — 1.5%
Anheuser-Busch InBev	36,314	$2,341,985

China — 7.0%
Alibaba Group Holding ADR	19,065	1,477,728
ANTA Sports Products	162,600	1,577,377
Budweiser Brewing APAC	922,000	1,726,278
Industrial & Commercial Bank of China, Cl H	4,930,000	2,411,808
Tencent Holdings	11,700	439,920
Tencent Holdings ADR	27,396	1,035,295
Yum China Holdings	57,168	2,425,638

		11,094,044

Denmark — 2.1%
Novo Nordisk ADR	31,618	3,270,882

France — 3.0%
Accor	9,457	361,225
Air Liquide	3,521	684,578
Bureau Veritas	42,067	1,062,078

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2023

COMMON STOCK (continued)

	Shares	Value
France (continued)
L’Oreal	1,928	$959,169
L’Oreal ADR	9,662	960,499
LVMH Moet Hennessy Louis Vuitton	334	270,492
Pernod Ricard	1,316	232,084
Vinci	2,567	322,207

		4,852,332

Germany — 14.8%
Brenntag	17,889	1,643,472
Deutsche Boerse	15,451	3,181,149
Fresenius & KGaA	84,369	2,614,411
HUGO BOSS	33,991	2,531,388
Infineon Technologies	15,721	656,025
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	10,565	4,374,869
Puma	37,992	2,118,869
SAP	19,223	2,959,931
SAP ADR	8,977	1,387,754
Siemens	10,930	2,050,280

		23,518,148

India — 2.6%
HDFC Bank ADR	11,916	799,683
ICICI Bank ADR	139,466	3,324,869

		4,124,552

Italy — 1.7%
Moncler	26,313	1,617,983
Prysmian	22,615	1,027,841

		2,645,824

Japan — 5.3%
Asahi Group Holdings	80,596	3,005,488
FANUC	41,700	1,226,453
Nintendo	24,700	1,289,130
Sony Group ADR	30,166	2,856,418

		8,377,489

Netherlands — 3.4%
ASM International	2,015	1,045,382
Euronext	23,125	2,007,840
Universal Music Group	84,917	2,419,531

		5,472,753

Sweden — 0.5%
Hexagon, Cl B	69,463	832,987

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2023

COMMON STOCK (continued)

	Shares	Value
Switzerland — 2.7%
Alcon	10,607	$828,619
DSM-Firmenich	7,008	711,755
SGS	31,140	2,685,804

		4,226,178

Taiwan — 2.0%
Taiwan Semiconductor Manufacturing ADR	30,601	3,182,504

United Kingdom — 2.4%
AstraZeneca ADR	4,340	292,299
Coca-Cola Europacific Partners	48,206	3,217,269
InterContinental Hotels Group ADR	4,330	394,809

		3,904,377

United States — 7.4%
CRH	29,683	2,052,876
Holcim	12,415	974,542
Linde	4,787	1,966,069
Medtronic	33,638	2,771,098
Nestle	20,282	2,351,463
Stellantis	67,509	1,576,234

		11,692,282

Total Common Stock
(Cost $77,445,542)		89,536,337

U.S. TREASURY OBLIGATIONS — 32.5%

	Face Amount
U.S. Treasury Bills
5.32%, 3/7/2024 (A)	$20,000,000	19,811,997
5.42%, 2/27/2024 (A)	32,000,000	31,737,055

Total U.S. Treasury Obligations
(Cost $51,537,869)		51,549,052

EXCHANGE-TRADED FUNDS — 7.3%

	Shares
United States — 7.3% iShares MSCI EAFE ETF	10,532	793,586
Vanguard FTSE Emerging Markets ETF	73,009	3,000,670

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2023

EXCHANGE-TRADED FUNDS (continued)

	Shares	Value
Vanguard Total International Stock ETF	133,421	$7,733,081

		11,527,337

Total Exchange-Traded Funds
(Cost $11,058,276)		11,527,337

Total Investments - 96.2%
(Cost $140,041,687)		$152,612,726

Other Assets & Liabilities, Net - 3.8%		5,975,844

Net Assets - 100.0%		$158,588,570

A list of the open futures contracts held by the Fund at December 31, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Hang Seng Index	12	Jan-2024	$1,277,605	$1,316,412	$38,168
Nikkei 225 Index	12	Mar-2024	2,666,041	2,846,808	57,360
S&P 500 Index
E-MINI	6	Mar-2024	1,409,267	1,446,000	36,733
S&P TSX 60
Index	9	Mar-2024	1,632,132	1,725,761	50,964
SPI 200 Index	10	Mar-2024	1,256,818	1,292,199	25,450
TOPIX Index	66	Mar-2024	10,468,549	11,074,894	124,000

			$18,710,412	$19,702,074	$332,675

A list of the open forward foreign currency contracts held by the Fund at December 31, 2023, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation
Morgan Stanley	03/20/24	USD	4,555,552	GBP	3,600,000	$34,944
Morgan Stanley	03/20/24	USD	19,181,150	EUR	17,500,000	198,159
Morgan Stanley	03/21/24	USD	13,760,535	JPY	1,940,000,000	168,502

						$401,605

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2023

A list of the open OTC swap agreements held by the Fund at December 31, 2023, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)

JPMorgan Chase	Accor SA	EUR_ESTRON	AC FP EQUITY	Annually	02/08/2024	EUR	1,249,127	$335,266	$–	$335,266

Bank of America	AIR LIQUIDE SA	1-Day SONIA	AI FP EQUITY	Annually	05/07/2024	EUR	1,067,163	647,676	–	647,676

Goldman Sachs	Ashtead Group PLC	1-Day GBP- SONIA	AHT LN EQUIT	Annually	10/09/2024	GBP	577,004	101,558	–	101,558

Morgan Stanley	Astrazeneca PLC	1-Day SONIA	AZN LN EQUITY	Annually	10/07/2024	GBP	1,791,576	514,030	–	514,030

JPMorgan Chase	Bureau Veritas SA	EUR_ESTRON	BVI FP EQUITY	Annually	12/30/2024	EUR	1,747,172	(122,698)	–	(122,698)

Bank of America	Compagnie de Saint-Gobain	1-Day SONIA	SGO FP EQUIT	Annually	07/07/2025	EUR	2,003,670	274,626	–	274,626

Goldman Sachs	ENX FP Equity	1-Day EUR- EuroSTR	ENX FP EQUIT	Annually	10/27/2025	EUR	667,670	24,315	–	24,315

BNP Paribas	HDFC	1-Day FEDEF	BK1N461	Annually	06/08/2025	USD	1,475,127	108,215	–	108,215

Goldman Sachs	Informa PLC	1-Day GBP- SONIA	INF LN EQUIT	Annually	08/05/2025	GBP	390,194	281,287	–	281,287

JPMorgan Chase	Intercontinental HO	GBP_SONIA	IHG LN EQUIT	Annually	08/29/2025	USD	831,012	540,288	–	540,288

Morgan Stanley	LVMH Moet Hennessy	1-Day SONIA	MC FP EQUITY	Annually	09/11/2024	EUR	612,833	218,040	–	218,040

Goldman Sachs	Pernod Ricard SA	1-Day EUR- EuroSTR	RI FP EQUITY	Annually	10/07/2024	EUR	2,135,275	(239,679)	–	(239,679)

JPMorgan Chase	Schneider Electric	EUR_ESTRON	SU FP EQUITY	Annually	03/08/2024	EUR	1,762,097	461,897	–	461,897

Morgan Stanley	Veolia Environment	1-Day SONIA	VIE FP EQUIT	Annually	10/07/2024	EUR	3,267,768	(11,478)	–	(11,478)

Bank of America	Vinci SA	1-Day SONIA	DG FP EQUITY	Annually	4/10/2024	EUR	2,856,847	940,298	–	940,298

								$4,073,641	$–	$4,073,641

(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following table summarizes the inputs used as of December 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$89,536,337	$–	$–	$89,536,337
U.S. Treasury Obligations	–	51,549,052	–	51,549,052
Exchange Traded Funds	11,527,337	–	–	11,527,337

Total Investments in Securities	$101,063,674	$51,549,052	$–	$152,612,726

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2023

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$332,675	$–	$–	$332,675
Forwards Contracts*
Unrealized Appreciation	–	401,605	–	401,605
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	4,447,496	–	4,447,496
Unrealized Depreciation	–	(373,855)	–	(373,855)

Total Other Financial Instruments	$332,675	$4,475,246	$–	$4,807,921

*Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

     Portfolio Abbreviations:

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FEDEF— U.S. Federal Funds Effective Rate

FTSE— Financial Times Stock Exchange Group

H15T5Y — U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year

JSC — Joint Stock Company

LLP — Limited Liability Partnership

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NASDAQ — National Association of Securities Dealers Automated Quotations

OTC — Over The Counter

PJSC — Public Joint Stock Company

PLC — Public Limited Company

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Interbank Average Rate

SPI — Swiss Performance Index

TOPIX — Tokyo Stock Price Index

TSX — Toronto Stock Exchange

     Currency Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

STATEMENTS OF ASSETS AND LIABILITIES

	New World Opportunities Fund	Endeavour Equity Fund
Assets:
Investments, at Value (Cost $71,699,871 and $60,017,739)	$71,647,084	$69,261,666
Foreign Currency, at Value (Cost $225,564 and $490,281)	239,191	512,162
Swap Contracts, at Value (Cost $– and $–)	–	1,635,286
Receivable for Investment Securities Sold	7,240	188,704
Interest and Dividend Receivable	980,885	52,927
Cash Equivalents	383,224	7,070,785
Cash Pledged as Collateral for Forward Foreign Currency Contracts	–	270,000
Cash Pledged as Collateral for Options Contracts	358,183	–
Unrealized Appreciation on Forward Foreign Currency Contracts	–	10,576
Tax Reclaim Receivable	850	40,254
Due from Broker	236,574	1,056,823
Other Accrued Income	–	148,419
Prepaid Expenses	17,181	9,872

Total Assets	73,870,412	80,257,474

Liabilities:
Swap Contracts, at Value (Premiums $– and $–)	–	298,909
Options Written, at Value (Proceeds $– and $868)	–	210
Due to Adviser	78,856	101,770
Due to Administrator	7,346	8,493
Chief Compliance Officer Fees Payable	1,462	618
Trustees Fees Payable	182	77
Deposits from Counterparty	9	2,757,091
Payable for Investment Securities Purchased	–	1,400,006
Payable for Capital Shares Redeemed	–	126
Unrealized Depreciation on Forward Foreign Currency Contracts	–	155,402
Other Accrued Expenses	72,964	30,990

Total Liabilities	160,819	4,753,692

Net Assets	$73,709,593	$75,503,782

Net Assets Consist of:
Paid-in Capital	$139,674,420	$72,013,040
Total Distributable Earnings (Accumulated Loss)	(65,964,827)	3,490,742

Net Assets	$73,709,593	$75,503,782

Amounts designated as “—’’ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

	New World Opportunities Fund	Endeavour Equity Fund
Institutional Shares:

Net Assets	$73,613,023	$75,078,858
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	8,865,956	5,422,629

Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$8.30	$13.85

Class X Shares:

Net Assets	$96,570	$424,924
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	11,628	30,809

Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$8.31^	$13.79

^ Net assets divided by Units does not calculate to the stated NAV because Net Asset and Unit amounts are shown rounded.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

STATEMENTS OF ASSETS AND LIABILITIES

	Discover Equity Fund	International Equity Fund
Assets:
Investments, at Value (Cost $160,743,731 and $140,041,687)	$202,639,245	$152,612,726
Foreign Currency, at Value (Cost $1,358,768 and $63,800)	1,379,946	64,378
Swap Contracts, at Value (Cost $42 and $–)	45,543	4,447,496
Receivable for Investment Securities Sold	882,251	–
Interest and Dividend Receivable	76,440	103,411
Cash Equivalents	7,139,157	4,515,493
Cash Pledged as Collateral for Futures Contracts	201,720	–
Cash Pledged as Collateral for Options Contracts	1,961,413	330,781
Unrealized Appreciation on Forward Foreign Currency Contracts	–	401,605
Tax Reclaim Receivable	–	721,275
Due from Broker	–	3,466,849
Other Accrued Income	–	38,247
Prepaid Expenses	34,074	178,943

Total Assets	214,359,789	166,881,204

Liabilities:
Swap Contracts, at Value (Premiums $– and $–)	–	373,855
Due to Adviser	926,809	2,818,315
Unrealized Depreciation on Forward Foreign Currency Contracts	179,389	–
Deposits from Counterparty	55,159	5,070,448
Due to Administrator	8,352	7,297
Chief Compliance Officer Fees Payable	1,404	1,418
Trustees Fees Payable	174	176
Due to Broker	–	7,511
Other Accrued Expenses	89,107	13,614

Total Liabilities	1,260,394	8,292,634

Net Assets	$213,099,395	$158,588,570

Net Assets Consist of:
Paid-in Capital	$244,925,040	$145,758,030
Total Distributable Earnings (Accumulated Loss)	(31,825,645)	12,830,540

Net Assets	$213,099,395	$158,588,570

Amount designated as “—’’ is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

	Discover Equity Fund	International Equity Fund
Institutional Shares:

Net Assets	$200,611,458	$157,635,310
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	17,259,944	14,727,734

Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$11.62	$10.70

Class X Shares:

Net Assets	$12,487,937	$953,260
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,078,611	89,118

Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$11.58	$10.70

Amount designated as “—’’ is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

STATEMENTS OF OPERATIONS

	New World Opportunities Fund	Endeavour Equity Fund
Investment Income:
Interest Income	$18,544,236	$2,419,322
Dividend Income	57,205	531,680
Less: Foreign Taxes Withheld	–	(6,330)

Total Investment Income	18,601,441	2,944,672

Expenses:
Investment Advisory Fees (Note 7)	1,202,613	469,172
Administration Fees	119,718	100,000
Trustees’ Fees	14,010	5,689
Chief Compliance Officer Fees	4,841	2,435
Shareholder Servicing Fees (Class X Shares)	160	588
Professional Fees	104,830	52,426
Custodian Fees	67,226	42,490
Transfer Agent Fees	62,083	46,897
Registration Fees	42,054	30,498
Printing Fees	16,914	7,341
Insurance and Other Expenses	111,557	67,707

Total Expenses	1,746,006	825,243

Less:
Waiver of Investment Advisory Fees (Note 7)	(213,080)	(87,594)

Net Expenses	1,532,926	737,649

Net Investment Income	17,068,515	2,207,023

Net Realized Gain (Loss) on:
Investments	(29,412,845)	10,443,090
Futures Contracts	(1,119,025)	1,937,209
Foreign Currency Transactions	141,495	(193,146)
Forward Foreign Currency Contracts	470,626	322,450
Swap Contracts	(530,123)	190,227
Purchased Options Contracts	(472,362)	(1,741,136)
Written Options Contracts	(727,772)	370,107

Net Realized Gain (Loss)	(31,650,006)	11,328,801

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	26,842,628	7,895,493
Futures Contracts	(90,161)	865,463
Foreign Currency Translation	3,481	48,805
Forward Foreign Currency Contracts	(358,547)	61,914
Swap Contracts	(10,439)	2,566,155
Purchased Options Contracts	142,626	30,395
Written Options Contracts	–	(12,651)

Net Change in Unrealized Appreciation (Depreciation)	26,529,588	11,455,574

Net Realized and Unrealized Gain (Loss)	(5,120,418)	22,784,375

Net Increase in Net Assets Resulting from Operations	$11,948,097	$24,991,398

Amount designated as “—’’ is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

STATEMENTS OF OPERATIONS

	Discover Equity Fund	International Equity Fund
Investment Income:
Interest Income	$1,247,764	$5,493,468
Dividend Income	1,091,539	4,416,246
Less: Foreign Taxes Withheld	–	(392,202)

Total Investment Income	2,339,303	9,517,512

Expenses:
Investment Advisory Fees (Note 7)	2,881,045	3,893,951
Administration Fees	121,624	114,874
Trustees’ Fees	14,057	13,055
Shareholder Servicing Fees (Class X Shares)	13,999	896
Chief Compliance Officer Fees	4,321	4,672
Professional Fees	354,891	92,940
Transfer Agent Fees	61,196	63,732
Registration Fees	52,787	38,502
Custodian Fees	48,432	57,748
Printing Fees	13,843	17,009
Insurance and Other Expenses	14,244	52,946

Total Expenses	3,580,439	4,350,325

Less:
Waiver of Investment Advisory Fees (Note 7)	(1,198,020)	–

Net Expenses	2,382,419	4,350,325

Net Investment Income (Loss)	(43,116)	5,167,187

Net Realized Gain (Loss) on:
Investments	4,956,453	2,177,547
Futures Contracts	(19,943)	5,058,273
Foreign Currency Transactions	(16,486)	271,242
Forward Foreign Currency Contracts	(31,080)	(2,001,169)
Swap Contracts	343,449	7,129,311
Purchased Options Contracts	82,493	–
Written Options Contracts	187,938	–

Net Realized Gain	5,502,824	12,635,204

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	47,603,656	20,836,948
Futures Contracts	823,834	1,510,208
Foreign Currency Translation	21,465	(259,476)
Forward Foreign Currency Contracts	(76,905)	(663,388)
Swap Contracts	1,599,979	4,479,865

Net Change in Unrealized Appreciation (Depreciation)	49,972,029	25,904,157

Net Realized and Unrealized Gain	55,474,853	38,539,361

Net Increase in Net Assets Resulting from Operations	$55,431,737	$43,706,548

Amount designated as “—“ is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2023	Year Ended December 31, 2022

Operations:
Net Investment Income	$17,068,515	$12,097,111
Net Realized Loss	(31,650,006)	(32,179,961)
Net Change in Unrealized Appreciation (Depreciation)	26,529,588	(13,799,584)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,948,097	(33,882,434)

Distributions:
Institutional	(12,264,786)	(11,496,838)
Class X	(7,571)	(4,573)

Total Distributions	(12,272,357)	(11,501,411)

Capital Share Transactions:
Institutional Shares:
Issued	2,483,944	189,012
Reinvestment of Distributions	6,471,969	6,084,662
Redeemed	(241,436,724)	(2,169,458)

Net Institutional Share Transactions	(232,480,811)	4,104,216

Class X Shares:
Issued	124,643	21,782
Reinvestment of Distributions	7,571	4,573
Redeemed	(157,841)	(29,511)

Net Class X Share Transactions	(25,627)	(3,156)

Net Increase (Decrease) in Net Assets from Share Transactions	(232,506,438)	4,101,060

Total Decrease in Net Assets	(232,830,698)	(41,282,785)

Net Assets:
Beginning of Year	306,540,291	347,823,076

End of Year	$73,709,593	$306,540,291

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
DECEMBER 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	Year Ended December 31, 2023	Year Ended December 31, 2022

Shares Issued and Redeemed:

Institutional Shares:

Issued	302,199	19,980

Reinvestment of Distributions	792,959	722,131

Redeemed	(29,024,826)	(246,624)

Net Institutional Shares Capital Share Transactions	(27,929,668)	495,487

Class X Shares:

Issued	14,894	2,631

Reinvestment of Distributions	925	542

Redeemed	(19,425)	(3,464)

Net Class X Shares Capital Share Transactions	(3,606)	(291)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(27,933,274)	495,196

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2023	Year Ended December 31, 2022

Operations:
Net Investment Income	$2,207,023	$547,313
Net Realized Gain (Loss)	11,328,801	(14,451,084)
Net Change in Unrealized Appreciation (Depreciation)	11,455,574	(12,659,574)

Net Increase (Decrease) in Net Assets Resulting from Operations	24,991,398	(26,563,345)

Distributions:
Institutional	(997,737)	(1,838,457)
Class X	(4,572)	(6,839)

Total Distributions	(1,002,309)	(1,845,296)

Capital Share Transactions:

Institutional Shares:
Issued	683,921	93,471
Reinvestment of Distributions	688,853	1,370,206
Redeemed	(84,087,900)	(673,519)

Net Institutional Share Transactions	(82,715,126)	790,158

Class X Shares:
Issued	34,552	121,906
Reinvestment of Distributions	4,572	6,839
Redeemed	(270,425)	(414,106)

Net Class X Share Transactions	(231,301)	(285,361)

Net Increase (Decrease) in Net Assets from Share Transactions	(82,946,427)	504,797

Total Decrease in Net Assets	(58,957,338)	(27,903,844)

Net Assets:
Beginning of Year	134,461,120	162,364,964

End of Year	$75,503,782	$134,461,120

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
DECEMBER 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	Year Ended December 31, 2023	Year Ended December 31, 2022

Shares Issued and Redeemed:

Institutional Shares:

Issued	55,978	7,834

Reinvestment of Distributions	55,950	120,280

Redeemed	(6,505,059)	(56,035)

Net Institutional Shares Capital Share Transactions	(6,393,131)	72,079

Class X Shares:

Issued	2,747	10,377

Reinvestment of Distributions	373	602

Redeemed	(20,264)	(34,767)

Net Class X Shares Capital Share Transactions	(17,144)	(23,788)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(6,410,275)	48,291

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
DECEMBER 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2023	Year Ended December 31, 2022

Operations:
Net Investment Loss	$(43,116)	$(351,150)
Net Realized Gain (Loss)	5,502,824	(74,466,082)
Net Change in Unrealized Appreciation (Depreciation)	49,972,029	(113,372,018)

Net Increase (Decrease) in Net Assets Resulting from Operations	55,431,737	(188,189,250)

Distributions:
Institutional	(397,227)	(19,685,127)
Class X	(11,040)	(663,002)

Total Distributions	(408,267)	(20,348,129)

Capital Share Transactions:
Institutional Shares:
Issued	26,735,714	6,338,861
Reinvestment of Distributions	230,190	14,753,782
Redeemed	(227,037,805)	(1,434,075)

Net Institutional Share Transactions	(200,071,901)	19,658,568

Class X Shares:
Issued	5,197,257	9,950,894
Reinvestment of Distributions	11,040	662,887
Redeemed	(5,922,853)	(2,539,839)

Net Class X Share Transactions	(714,556)	8,073,942

Net Increase (Decrease) in Net Assets from Share Transactions	(200,786,457)	27,732,510

Total Decrease in Net Assets	(145,762,987)	(180,804,869)

Net Assets:
Beginning of Year	358,862,382	539,667,251

End of Year	$213,099,395	$358,862,382

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
DECEMBER 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	Year Ended December 31, 2023	Year Ended December 31, 2022

Shares Issued and Redeemed:

Institutional Shares:

Issued	2,493,420	471,046

Reinvestment of Distributions	22,882	1,508,206

Redeemed	(20,733,452)	(145,537)

Net Institutional Shares Capital Share Transactions	(18,217,150)	1,833,715

Class X Shares:

Issued	476,985	905,561

Reinvestment of Distributions	1,102	68,058

Redeemed	(573,496)	(224,786)

Net Class X Shares Capital Share Transactions	(95,409)	748,833

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(18,312,559)	2,582,548

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2023	Year Ended December 31, 2022

Operations:
Net Investment Income (Loss)	$5,167,187	$(91,043)
Net Realized Gain (Loss)	12,635,204	(484,560)
Net Change in Unrealized Appreciation (Depreciation)	25,904,157	(34,008,763)

Net Increase (Decrease) in Net Assets Resulting from Operations	43,706,548	(34,584,366)

Distributions:
Institutional	(3,140,504)	(6,586,607)
Class X	(9,143)	(19,942)

Total Distributions	(3,149,647)	(6,606,549)

Capital Share Transactions:

Institutional Shares:
Issued	1,891,700	1,000
Reinvestment of Distributions	957,089	3,318,439
Redeemed	(152,116,080)	(25)

Net Institutional Share Transactions	(149,267,291)	3,319,414

Class X Shares:
Issued	76	720
Reinvestment of Distributions	9,143	19,942
Redeemed	(9,106)	(62,361)

Net Class X Share Transactions	113	(41,699)

Net Increase (Decrease) in Net Assets from Share Transactions	(149,267,178)	3,277,715

Total Decrease in Net Assets	(108,710,277)	(37,913,200)

Net Assets:
Beginning of Year	267,298,847	305,212,047

End of Year	$158,588,570	$267,298,847

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
DECEMBER 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	Year Ended December 31, 2023	Year Ended December 31, 2022

Shares Issued and Redeemed:

Institutional Shares:

Issued	185,100	109

Reinvestment of Distributions	94,435	365,515

Redeemed	(14,745,509)	(3)

Net Institutional Shares Capital Share Transactions	(14,465,974)	365,621

Class X Shares:

Issued	7	77

Reinvestment of Distributions	902	2,200

Redeemed	(898)	(7,164)

Net Class X Shares Capital Share Transactions	11	(4,887)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(14,465,963)	360,734

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

			Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

Institutional Shares	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Year/Period	$8.33	$9.58	$10.44	$9.97	$10.00

Income (Loss) from Operations:
Net Investment Income(2)	0.47	0.33	0.39	0.29	0.33
Net Realized and Unrealized Gain (Loss)	(0.17)	(1.26)	(0.76)	0.48	(0.04)

Total from Operations	0.30	(0.93)	(0.37)	0.77	0.29

Dividends and Distributions:
Net Investment Income	(0.33)	(0.32)	(0.35)	(0.30)	(0.32)
Net Realized Gain	—	—	(0.13)	—	—
Return of Capital	—	—	(0.01)	—	—

Total Dividends and Distributions	(0.33)	(0.32)	(0.49)	(0.30)	(0.32)

Net Asset Value, End of Year/ Period	$8.30	$8.33	$9.58	$10.44	$9.97

Total Return†	3.74%	(9.75)%	(3.59)%	7.98%	2.97%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$73,613	$306,413	$347,674	$370,468	$352,919
Ratio of Expenses to Average Net Assets	0.51%	0.56%	0.55%	1.46%	0.50%**(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.58%	0.56%	0.57%	1.53%	0.61%**
Ratio of Net Investment Income to Average Net Assets	5.71%	3.84%	3.79%	2.89%	4.04%**
Portfolio Turnover Rate†	81%	79%	133%	132%	78%

(1)	Commenced operations on March 18, 2019.
(2)	Calculated using average shares.
(3)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 1.33%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (Concluded)

			Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

Class X Shares	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Year/Period	$8.33	$9.58	$10.44	$9.97	$9.94

Income (Loss) from Operations:
Net Investment Income(2)	0.47	0.32	0.38	0.12	0.11
Net Realized and Unrealized Gain (Loss)	(0.16)	(1.26)	(0.76)	0.65	0.14

Total from Operations	0.31	(0.94)	(0.38)	0.77	0.25

Dividends and Distributions:
Net Investment Income	(0.33)	(0.31)	(0.35)	(0.30)	(0.22)
Net Realized Gain	—	—	(0.13)	—	—
Return of Capital	—	—	(0.00)^	—	—

Total Dividends and Distributions	(0.33)	(0.31)	(0.48)	(0.30)	(0.22)

Net Asset Value, End of Year/ Period	$8.31	$8.33	$9.58	$10.44	$9.97

Total Return†	3.79%	(9.84)%	(3.68)%	7.98%	2.52%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$97	$127	$149	$160	$—
Ratio of Expenses to Average Net Assets	0.63%	0.66%	0.63%	3.69%	0.03%**(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.69%	0.66%	0.64%	3.73%	0.03%**
Ratio of Net Investment Income to Average Net Assets	5.70%	3.73%	3.71%	1.11%	3.84%**
Portfolio Turnover Rate†	81%	79%	133%	132%	78%

(1)	Commenced operations on September 13, 2019.
(2)	Calculated using average shares.
(3)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 1.48%.
**	Annualized
^	Amount represents less than $0.01 per share.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND

FINANCIAL HIGHLIGHTS

			Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

Institutional Shares	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Year/Period	$11.33	$13.74	$13.72	$10.79	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.22	0.05	(0.04)	(0.32)	0.02
Net Realized and Unrealized Gain (Loss)	2.40	(2.31)	1.53	3.58	0.77

Total from Operations	2.62	(2.26)	1.49	3.26	0.79

Dividends and Distributions:
Net Investment Income	(0.10)	(0.06)	(0.26)	(0.01)	—
Net Realized Gain	—	(0.09)	(1.21)	(0.32)	—

Total Dividends and Distributions	(0.10)	(0.15)	(1.47)	(0.33)	—

Net Asset Value, End of Year/ Period	$13.85	$11.33	$13.74	$13.72	$10.79

Total Return†	23.26%	(16.40)%	10.94%	30.24%	7.90%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$75,079	$133,920	$161,383	$51,721	$31,451
Ratio of Expenses to Average Net Assets	0.60%	0.59%	0.56%	3.44%	0.44%**(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.67%	0.59%	0.61%	4.15%	1.60%**
Ratio of Net Investment Income (Loss) to Average Net Assets	1.80%	0.38%	(0.24)%	(2.86)%	0.36%**
Portfolio Turnover Rate†	207%	197%	338%	270%	39%

(1)	Commenced operations on September 30, 2019.
(2)	Calculated using average shares.
(3)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average nets asset would have been 1.94%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND

FINANCIAL HIGHLIGHTS (Concluded)

			Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

Class X Shares	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Year/Period	$11.29	$13.69	$13.67	$10.77	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.21	0.04	(0.04)	(0.52)	0.02
Net Realized and Unrealized Gain (Loss)	2.38	(2.30)	1.52	3.75	0.75

Total from Operations	2.59	(2.26)	1.48	3.23	0.77

Dividends and Distributions:
Net Investment Income	(0.09)	(0.05)	(0.25)	(0.01)	—
Net Realized Gain	—	(0.09)	(1.21)	(0.32)	—

Total Dividends and Distributions	(0.09)	(0.14)	(1.46)	(0.33)	—

Net Asset Value, End of Year/ Period	$13.79	$11.29	$13.69	$13.67	$10.77

Total Return†	23.07%	(16.50)%	10.91%	30.02%	7.70%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$425	$541	$982	$103	$4
Ratio of Expenses to Average Net Assets	0.72%	0.68%	0.60%	4.71%	0.47%**(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.78%	0.68%	0.68%	5.30%	1.55%**
Ratio of Net Investment Income (Loss) to Average Net Assets	1.66%	0.35%	(0.29)%	(4.27)%	0.63%**
Portfolio Turnover Rate†	207%	197%	338%	270%	39%

(1)	Commenced operations on September 30, 2019.
(2)	Calculated using average shares.
(3)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net asset would have been 2.09%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND

FINANCIAL HIGHLIGHTS

			Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

Institutional Shares	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Year/Period	$9.79	$15.84	$15.57	$10.01	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(2)	(0.00)^	(0.01)	(0.78)	(0.44)	0.00
Net Realized and Unrealized Gain (Loss)	1.85	(5.46)	5.29	6.35	0.01

Total from Operations	1.85	(5.47)	4.51	5.91	0.01

Dividends and Distributions:
Net Investment Income	(0.02)	—	—	—	—
Net Realized Gain	—	(0.58)	(4.24)	(0.35)	—

Total Dividends and Distributions	(0.02)	(0.58)	(4.24)	(0.35)	—

Net Asset Value, End of Year/ Period	$11.62	$9.79	$15.84	$15.57	$10.01

Total Return†	18.87%	(34.55)%	28.87%	59.09%	0.10%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$200,611	$347,406	$532,948	$346,990	$2,103
Ratio of Expenses to Average Net Assets	0.79%	0.48%	4.16%(3)	4.17%	—%**(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.17%	0.48%	4.15%	4.23%	nm%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.02)%	(0.09)%	(4.06)%	(3.92)%	—%**
Portfolio Turnover Rate†	92%	94%	95%	123%	—%

(1)	Commenced operations on December 30, 2019.
(2)	Calculated using average shares.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(4)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net asset would have been 2.30%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.
^	Amount represents less than $0.01 per share.
nm	Expenses to average net assets excluding waivers is not a meaningful percentage as the Fund was open for 1 day and incurred $8,748 in expenses.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND

FINANCIAL HIGHLIGHTS (Concluded)

			Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

Class X Shares	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Year/Period	$9.76	$15.80	$15.54	$10.01	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.00^	(0.02)	(0.78)	(0.53)	0.00
Net Realized and Unrealized Gain (Loss)	1.83	(5.44)	5.28	6.41	0.01

Total from Operations	1.83	(5.46)	4.50	5.88	0.01

Dividends and Distributions:
Net Investment Income	(0.01)	—	—	—	—
Net Realized Gain	—	(0.58)	(4.24)	(0.35)	—

Total Dividends and Distributions	(0.01)	(0.58)	(4.24)	(0.35)	—

Net Asset Value, End of Year/ Period	$11.58	$9.76	$15.80	$15.54	$10.01

Total Return†	18.74%	(34.57)%	28.86%	58.79%	0.10%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$12,488	$11,456	$6,719	$3,486	$—
Ratio of Expenses to Average Net Assets	0.76%	0.65%	4.18%(3)	4.37%	—%**(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.26%	0.65%	4.16%	4.42%	nm%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.04%	(0.17)%	(4.08)%	(4.17)%	—%**
Portfolio Turnover Rate†	92%	94%	95%	123%	—%

(1)	Commenced operations on December 30, 2019.
(2)	Calculated using average shares.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(4)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 2.45%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.
^	Amount represents less than $0.01 per share.

nm	Expenses to average net assets excluding waivers is not a meaningful percentage as the Fund was open for 1 day and incurred $8,748 in expenses.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS

			Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

Institutional Shares	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020(1)
Net Asset Value, Beginning of Year/Period	$9.13	$10.55	$11.48	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.18	0.00	0.06	(0.01)
Net Realized and Unrealized Gain (Loss)	1.50	(1.19)	0.78	1.49

Total from Operations	1.68	(1.19)	0.84	1.48

Dividends and Distributions:
Net Investment Income	(0.11)	(0.23)	(0.87)	—
Net Realized Gain	—	—	(0.90)	—
Return of Capital	—	—	(0.00)^	—

Total Dividends and Distributions	(0.11)	(0.23)	(1.77)	—

Net Asset Value, End of Year/ Period	$10.70	$9.13	$10.55	$11.48

Total Return†	18.44%	(11.27)%	7.27%	14.80%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$157,636	$266,485	$304,220	$307,709
Ratio of Expenses to Average Net Assets	1.52%	1.90%	0.53%	0.60%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.52%	1.97%	1.10%	0.60%**
Ratio of Net Investment Income (Loss) to Average Net Assets	1.80%	(0.03)%	0.50%	(0.28)%**
Portfolio Turnover Rate†	44%	25%	61%	11%

(1)	Commenced operations on October 1, 2020.
(2)	Calculated using average shares.
**	Annualized
^	Amount represents less than $0.01 per share.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS (Concluded)

			Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

Class X Shares	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020(1)
Net Asset Value, Beginning of Year/Period	$9.13	$10.55	$11.48	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.19	(0.01)	0.04	(0.01)
Net Realized and Unrealized Gain (Loss)	1.48	(1.19)	0.79	1.49

Total from Operations	1.67	(1.20)	0.83	1.48

Dividends and Distributions:
Net Investment Income	(0.10)	(0.22)	(0.86)	—
Net Realized Gain	—	—	(0.90)	—
Return of Capital	—	—	(0.00)^	—

Total Dividends and Distributions	(0.10)	(0.22)	(1.76)	—

Net Asset Value, End of Year/ Period	$10.70	$9.13	$10.55	$11.48

Total Return†	18.38%	(11.36)%	7.21%	14.80%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$953	$814	$992	$54
Ratio of Expenses to Average Net Assets	1.43%	1.98%	0.46%	0.59%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.43%	2.05%	1.32%	0.59%**
Ratio of Net Investment Income (Loss) to Average Net Assets	1.89%	(0.10)%	0.35%	(0.28)%**
Portfolio Turnover Rate†	44%	25%	61%	11%

(1)	Commenced operations on October 1, 2020.
(2)	Calculated using average shares.
**	Annualized
^	Amount represents less than $0.01 per share.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the Aperture Funds (the “Funds”). The investment objective of the Aperture New World Opportunities Fund is to seek total return, consisting of current income and capital appreciation. The investment objective of the Aperture Endeavour Equity Fund is to seek a return in excess of the MSCI ACWI hedged to USD Net Total Return Index. The investment objective of the Aperture Discover Equity Fund is to seek a return in excess of the Russell 2000 Total Return Index. The investment objective of the Aperture International Equity Fund is to seek a return in excess of the MSCI ACWI ex-US Index. The Aperture New World Opportunities Fund is classified as a diversified investment company. The Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund are “non-diversified” Funds. Aperture Investors, LLC serves as the Funds’ investment adviser (the “Adviser”). The Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund currently offer Institutional Shares and Class X Shares. The Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund commenced operations on March 18, 2019, September 30, 2019, December 30, 2019 and October 1, 2020, respectively. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended December 31, 2023, there have been no significant changes to the Funds’ fair valuation methodologies.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

For details of investment classifications, reference the Schedules of Investments.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., open tax years, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended December 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2023, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

are valued at the settlement price established each day by the exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of December 31, 2023.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/ or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute their net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts —The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year or period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedules of Investments for details regarding open forward foreign currency contracts as of December 31, 2023, if applicable.

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps, equity swaps contracts, interest rate swaps and credit default swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal.

The Funds may use credit default swaps to reduce risk where the Funds have exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Funds will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Funds at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of December 31, 2023, if applicable.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objectives. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategies.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss. Any realized or unrealized gains (loss) during the year or period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Funds will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

3.	Derivative Transactions:

The following tables include the Funds’ exposure by type of risk on derivatives held throughout the period. The fair value of derivative instruments as of December 31, 2023, was as follows:

Aperture Endeavour Equity Fund

	Asset Derivatives				Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value			Statements of Assets and Liabilities Location	Fair Value

Equity contracts	Unrealized appreciation on Future Contracts	$128,410	†	Equity contracts	Unrealized depreciation on Future Contracts	$27,560	†

	Unrealized appreciation on Swap Contracts	1,635,286	*		Unrealized depreciation on Swap Contracts	298,909	*

	Investments purchased, at value	1,036			Options written, at value	210

Foreign Exchange contracts	Unrealized appreciation on forward foreign currency contracts	10,576		Foreign Exchange contracts	Unrealized depreciation on forward foreign currency contracts	155,402

		$1,775,308				$482,081

Aperture Discover Equity Fund

	Asset Derivatives				Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value			Statements of Assets and Liabilities Location	Fair Value

Equity contracts	Unrealized appreciation on Future Contracts	$50,645	†	Equity contracts	Unrealized depreciation on Future Contracts	$–	†

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

	Unrealized appreciation on Swap Contracts	45,501	*		Unrealized depreciation on Swap Contracts	–	*

Foreign Exchange contracts	Unrealized appreciation on forward foreign currency contracts	–		Foreign Exchange contracts	Unrealized depreciation on forward foreign currency contracts	179,389

		$96,146				$179,389

Aperture International Equity Fund

	Asset Derivatives				Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value			Statements of Assets and Liabilities Location	Fair Value

Equity contracts	Unrealized appreciation on Future Contracts	$ 332,675	†	Equity contracts	Unrealized depreciation on Future Contracts	$–	†

	Unrealized appreciation on Swap Contracts	4,447,496	*		Unrealized depreciation on Swap Contracts	373,855	*

Foreign Exchange contracts	Unrealized appreciation on forward foreign currency contracts	401,605		Foreign Exchange contracts	Unrealized depreciation on forward foreign currency contracts	–

		$5,181,776				$ 373,855

* Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments.

† Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2023, was as follows:

The amount of realized gain (loss) on derivatives recognized:

	Aperture New World Opportunities Fund

	Written Options/ Swaptions	Purchased Options/ Swaptions	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total

Interest rate contracts	$–	$–	$92,447	$–	$307,508	$399,955

Equity contracts	(538,891)	(689,445)	(1,211,472)	–	(58,639)	(2,498,447)

Credit contracts	–	–	–	–	(778,992)	(778,992)

Foreign exchange contracts	(188,881)	217,083	–	470,626	–	498,828

Total	$(727,772)	$(472,362)	$(1,119,025)	$470,626	$(530,123)	$(2,378,656)

	Aperture Endeavour Equity Fund

	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total

Equity contracts	$370,107	$(1,741,136)	$1,937,209	$–	$190,227	$756,407

Foreign exchange contracts	–	–	–	322,450	–	322,450

Total	$370,107	$(1,741,136)	$1,937,209	$322,450	$190,227	$1,078,857

	Aperture Discover Equity Fund

	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total

Equity contracts	$187,938	$82,493	$(19,943)	$–	$343,449	$593,937

Foreign exchange contracts	–	–	–	(31,080)	–	(31,080)

Total	$187,938	$82,493	$(19,943)	$(31,080)	$343,449	$562,857

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

	Aperture International Equity Fund

	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total

Equity contracts	$–	$–	$5,058,273	$–	$7,129,311	$12,187,584

Foreign exchange contracts	–	–	–	(2,001,169)	–	(2,001,169)

Total	$–	$–	$5,058,273	$(2,001,169)	$7,129,311	$10,186,415

Change in unrealized appreciation (depreciation) on derivatives recognized:

	Aperture New World Opportunities Fund

	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total

Interest rate contracts	$–	$–	$(33,169)	$–	$(36,285)	$(69,454)

Equity contracts	–	142,626	(56,992)	–	–	85,634

Credit contracts	–	–	–	–	25,846	25,846

Foreign exchange contracts	–	–	–	(358,547)	–	(358,547)

Total	$–	$142,626	$(90,161)	$(358,547)	$(10,439)	$(316,521)

	Aperture Endeavour Equity Fund

	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total

Equity contracts	$(12,651)	$30,395	$865,463	$–	$2,566,155	$3,449,362

Foreign exchange contracts	–	–	–	61,914	–	61,914

Total	$(12,651)	$30,395	$865,463	$61,914	$2,566,155	$3,511,276

	Aperture Discover Equity Fund

	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total

Equity contracts	$–	$–	$823,834	$–	$1,599,979	$2,423,813

Foreign exchange contracts	–	–	–	(76,905)	–	(76,905)

Total	$–	$–	$823,834	$(76,905)	$1,599,979	$2,346,908

	Aperture International Equity Fund

	Written Options	Purchased Options	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total

Equity contracts	$–	$–	$1,510,208	$–	$4,479,865	$5,990,073

Foreign exchange contracts	–	–	–	(663,388)	–	(663,388)

Total	$–	$–	$1,510,208	$(663,388)	$4,479,865	$5,326,685

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

The following table discloses the volume of the Fund’s futures contracts, option contracts, forward foreign currency contracts, and swap contracts activity during the year ended December 31, 2023:

	Aperture New World Opportunities Fund	Aperture Endeavour Equity Fund	Aperture Discover Equity Fund	Aperture International Equity Fund

Futures Contracts:

Average Notional Balance Long	$10,054,133	$16,229,128	$8,956,138	$29,877,975

Forward Foreign Currency Contracts:

Average Notional Balance Long	12,162,792	13,786,689	22,299,642	3,632,633

Average Notional Balance Short	(14,283,950)	(1,864,755)	(464,287)	(78,405,266)

Swaps:

Total Return Contracts:

Average Notional Balance Long	–	27,485,911	12,170,313	55,922,338

Average Notional Balance Short	–	(5,126,983)	(9,805,386)	–

Credit Default Contracts:

Average Notional Balance Short	(184,963)	–	–	–

Interest Rate Contracts:

Average Notional Balance Long	12,837	–	–	–

Average Notional Balance Short	(2,700)	–	–	–

Options/Swaptions:

Average Notional Balance Long†	136,645	35,713	–	–

Average Notional Balance Short†	(5,425)	(3,739)	–	–

† Represents cost.

The Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund are subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts, forward contracts, and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Funds as of December 31, 2023:

	Aperture Endeavour Equity Fund

	Financial Derivative Assets			Financial Derivative Liabilities

Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†

Bank of America	$–	$407,342	$407,342	$–	$(79,175)	$(79,175)	$328,167	$–	$328,167

Goldman Sachs	–	119,258	119,258	–	(153,877)	(153,877)	(34,619)	–	(34,619)

JPMorgan Chase	–	–	–	–	(65,857)	(65,857)	(65,857)	–	(65,857)

Morgan Stanley	10,576	1,108,686	1,119,262	(155,402)	–	(155,402)	963,860	(963,860)	–

Total over the counter	$10,576	$1,635,286	$1,645,862	$(155,402)	$(298,909)	$(454,311)

	Aperture Discover Equity Fund

	Financial Derivative Assets			Financial Derivative Liabilities

Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†

Morgan Stanley	$–	$45,501	$45,501	$(179,389)	$–	$(179,389)	$(133,888)	$–	$(133,888)

Total over the counter	$–	$45,501	$45,501	$(179,389)	$–	$(179,389)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

	Aperture International Equity Fund

	Financial Derivative Assets			Financial Derivative Liabilities

Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†

Bank of America	$–	$1,862,600	$1,862,600	$–	$–	$–	$1,862,600	$–	$1,862,600

BNP Paribas	–	108,215	108,215	–	–	–	108,215	–	108,215

Goldman Sachs	–	407,160	407,160	–	(239,679)	(239,679)	167,481	–	167,481

JPMorgan Chase	–	1,337,451	1,337,451	–	(122,698)	(122,698)	1,214,753	(1,214,753)	–

Morgan Stanley	401,605	732,070	1,133,675	–	(11,478)	(11,478)	1,122,197	(1,122,197)	–

Total over the counter	$401,605	$4,447,496	$4,849,101	$–	$(373,855)	$(373,855)

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

4.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

5.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended December 31, 2023, Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund incurred $119,718, $ 100,000, $ 121,624 and $ 114,874 for these services, respectively.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

State Street acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the year ended December 31, 2023, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
New World Opportunities Fund	$176,342,475	$379,009,242	$36,338,104	$47,688,394
Endeavour Equity Fund	137,544,423	182,942,102	–	–
Discover Equity Fund	257,819,017	449,925,915	–	–
International Equity Fund	71,574,085	132,087,002	–	–

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

7.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate adjusted for performance and based on the average net assets of each Fund:

The Aperture New World Opportunities Fund management fee is 1.225% of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment (the “Performance Adjustment”) that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Bloomberg Barclays EM USD Aggregate 1-5 Year Total Return Index (the “EM Index”) plus 2.75% (275 basis points) (the “Index Hurdle”) over the period which performance is measured (“Performance Period”).

The Aperture Endeavour Equity Fund management fee is 1.82% of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the MSCI ACWI hedged to USD Net Total Return Index plus 5.00% (500 basis points) over the Performance Period.

The Aperture Discover Equity Fund management fee is 2.175% of assets up to and including $300 million, 2.115% of assets over $300 million and up to and including $400 million, and 2.065% of assets over $400 million of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Russell 2000 Total Return Index plus 6.25% (625 basis points) over the Performance Period.

The Aperture International Equity Fund management fee is 1.90% of assets up to and including $350 million, 1.85% of assets over $350 million and up to and including $400 million, and 1.80% of assets over $400 million of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the MSCI ACWI ex-USA (Net) USD Index plus 5.00% (500 basis points) over the Performance Period.

The Performance Adjustment for the Funds is calculated and accrued daily, according to a schedule that adds or subtracts 0.003% (0.30 basis points) of the Fund’s average daily net assets for each 0.01% (1 basis point) of absolute performance by which the performance of the Institutional Class exceeds or lags the performance of the Index Hurdle for the period from the beginning of the Performance Period through the prior business day.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

The maximum Performance Adjustment (positive or negative) of Aperture New World Opportunities Fund will not exceed an annualized rate of +/- 0.825% (82.5 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 2.75% percentage points (275 basis points) for the Performance Period.

The maximum Performance Adjustment (positive or negative) of Aperture Endeavour Equity Fund will not exceed an annualized rate of +/- 1.50% 150 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 5.00% percentage points (500 basis points) for the Performance Period.

The maximum Performance Adjustment (positive or negative) of Aperture Discover Equity Fund will not exceed an annualized rate of +/- 1.875% (187.5 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 6.25% percentage points (625 basis points) for the Performance Period.

The maximum Performance Adjustment (positive or negative) of Aperture International Equity Fund will not exceed an annualized rate of +/- 1.50% (150.0 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 5.00% percentage points (500 basis points) for the Performance Period.

On a monthly basis, Aperture New World Opportunities Fund will pay the Adviser the minimum fee rate of 0.40% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. The period over which performance is measured was initially from the March 18, 2019 (commencement of operations) to December 31, 2019 and thereafter is each 12-month period beginning on the first day in the month of January through December 31 of the same year. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the year ended December 31, 2023, the Fund accrued advisory fees of $1,202,613, at an annual effective rate (excluding the impact from any expense waivers in effect) of 0.40% of the Fund’s average net assets, which reflected a (0.82)% Performance Adjustment of $(2,459,257).

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

On a monthly basis, Aperture Endeavour Equity Fund will pay the Adviser the minimum fee rate of 0.32% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the year ended December 31, 2023, the Fund accrued advisory fees of $469,172, at an annual effective rate (excluding the impact from any expense waivers in effect) of 0.38% of the Fund’s average net assets, which reflected a (1.44)% Performance Adjustment of $(1,766,881).

On a monthly basis, Aperture Discover Equity Fund will pay the Adviser the minimum fee rate of 0.30% of the first $300 million, 0.24% for assets between $300 million and $400 million; and 0.19% over $400 million on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the year ended December 31, 2023, the Fund accrued advisory fees of $2,881,045, at an annual effective rate (excluding the impact from any expense waivers in effect) of 0.95% of the Fund’s average net assets, which reflected a (1.22)% Performance Adjustment of $(3,713,319).

On a monthly basis, the Aperture International Equity Fund will pay the Adviser the minimum fee rate of 0.40% of the first $350 million, 0.35% for assets between $350 million and $400 million; and 0.30% over $400 million on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the year ended December 31, 2023, the Fund accrued advisory fees of $3,893,951 at an annual effective rate (excluding the impact from any expense waivers in effect) of 1.36% of the Fund’s average net assets, which reflected a (0.54)% Performance Adjustment of $(1,559,354).

In addition, the Adviser until April 30, 2021, had contractually agreed to waive fees and/ or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding the management fee, any class-specific expenses such as distribution and service (Rule 12b-1) fees and shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Funds, dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses not incurred in the ordinary course of the Funds’ business (collectively, “excluded expenses”)) from exceeding 0.10% of Aperture New World Opportunities Fund’s average daily net assets, and 0.12% of Aperture Endeavour Equity Fund and Aperture Discover Equity Fund’s average daily net assets (the “contractual expense limit”). This agreement was terminated effective as of the close of business on April 30, 2021. The Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. During the year ended December 31, 2023, the Funds did not recoup any previously waived Fees.

As of December 31, 2023, the Funds had fees which were previously waived and/ or reimbursed to the Funds by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Funds, as follows:

	Expiring Years

	2024*	2025*	2026*	Total
New World Opportunities Fund	$ 176,831	N/A	$ 213,080	$ 389,911
Endeavour Equity Fund	61,586	N/A	87,594	149,180
Discover Equity Fund	N/A	N/A	1,198,020	1,198,020
International Equity Fund	N/A	N/A	N/A	N/A

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

* Waivers in the schedule above will not be recouped due to the closure of the Funds.

8.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The following differences, primarily attributable to liquidating distributions, have been reclassified to/from the following accounts during the fiscal year ended December 31, 2023:

	Accumulated Loss	Paid-in Capital
New World Opportunities Fund	$(5,623,587)	$5,623,587
Endeavour Equity Fund	(3,929,196)	3,929,196
Discover Equity Fund	(932,303)	932,303
International Equity Fund	(13,434,361)	13,434,361

These reclassifications have no impact on net assets or NAV per share.

The tax character of dividends and distributions declared during the last fiscal year were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total

New World Opportunities Fund
2023	$12,272,357	$—	$—	$12,272,357
2022	11,501,411	—	—	11,501,411
Endeavour Equity Fund
2023	1,002,309	—	—	1,002,309
2022	1,626,177	219,119	—	1,845,296
Discover Equity Fund
2023	408,267	—	—	408,267
2022	—	20,348,129	—	20,348,129
International Equity Fund
2023	3,149,647	—	—	3,149,647
2022	6,606,549	—	—	6,606,549

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

As of December 31, 2023, the components of Distributable Earnings and Accumulated Losses on a tax basis were as follows:

	New World Opportunities Fund	Endeavour Equity Fund	Discover Equity Fund	International Equity Fund
Post October Losses	$(16,461,147)	$—	$—	$—
Capital Loss Carryforwards	(49,417,027)	(4,153,582)	(69,211,072)	—
Unrealized Appreciation (Depreciation)	(39,328)	7,644,328	37,386,160	12,830,543
Other Temporary Differences	(47,325)	(4)	(733)	(3)

Total Distributable Earnings (Loss)	$(65,964,827)	$3,490,742	$(31,825,645)	$12,830,540

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future capital gains. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
New World Opportunities Fund	$(23,299,977)	$(26,117,050)	$(49,417,027)
Endeavour Equity Fund	—	(4,153,582)	(4,153,582)
Discover Equity Fund	(69,211,072)	—	(69,211,072)

For the year ended December 31, 2023, the Funds utilized the following capital loss carryforward to offset capital gains:

	Short-Term Loss	Long-Term Loss	Total
Endeavour Equity Fund	$7,267,566	$—	$7,267,566
International Equity Fund	4,327,054	—	4,327,054

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at December 31, 2023, are as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

New World Opportunities Fund	$71,699,871	$1,764,547	$(1,803,875)	$(39,328)
Endeavour Equity Fund	61,791,255	9,339,816	(1,695,488)	7,644,328
Discover Equity Fund	165,274,222	43,152,840	(5,766,680)	37,386,160
International Equity Fund	140,317,023	17,459,907	(4,629,364)	12,830,543

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

difference is attributable primarily to wash sales, currency forward Mark-To-Market, swap Mark-To-Market and PFICs.

9.	Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. The Funds shares are not a bank deposit and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

Active Management Risk – The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to other funds with similar objectives and investment strategies.

Below Investment Grade Fixed Income Securities (Junk Bond) Risk – Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Convertible and Preferred Securities Risk – Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

Currency Risk – As a result of the Funds’ investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk – Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk – The Funds’ use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described elsewhere in this section. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Funds’ use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described above. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Regulations relating to the Funds’ use of derivatives and related instruments, including Rule 18f-4 under the 1940 Act, could potentially limit or impact the Funds’ ability to invest in derivatives, limit the Funds’ ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Funds’ performance.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

Duration Risk – The longer-term securities in which the Funds may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Emerging Markets/Foreign Investment Risk – The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. The Funds’ exposure to these risks is heightened as a result of the Funds investing primarily in emerging market countries.

Environmental, Social and Governance Risk – The Adviser may consider certain ESG factors as part of its decision to buy and sell securities. Applying ESG factors to the investment analysis may impact the investment decision for securities of certain issuers and therefore the Funds may forgo some market opportunities available to funds that do not use ESG factors. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Funds’ performance may at times be better or worse than the performance of funds that do not use ESG factors.

Equity Market Risk – The risk that stock prices will fall over short or extended periods of time.

Extension Risk – The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk – The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/ or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Funds’ value may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds’ liquidity or force the Funds to sell securities into a declining or illiquid market.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

Foreign Investment Risk – The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Foreign Sovereign Debt Securities Risk – The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Funds may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Funds may be subject to greater price volatility and risk of loss than a funds holding more geographically diverse investments.

Interest Rate Risk – The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly. Interest rate risk may be heightened for investments in emerging market countries.

Investment Company Risk – When the Funds invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Funds may be subject to additional or different risks than if the Funds had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or OTC at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Large Capitalization Risk – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Funds’ shares may force the Funds to purchase or sell securities at times when it would not otherwise do so, and may cause the Funds’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Funds’ performance and have adverse tax consequences for Funds’ shareholders.

Leverage Risk – The Funds’ use of derivatives may result in the Funds’ total investment exposure substantially exceeding the value of their portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

LIBOR Replacement Risk – The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund’s investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

for both legacy and new products, instruments and contracts are commercially accepted.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and price that the Funds would like. The Funds may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Funds invest, as a result of their markets being less developed.

Long-Term Investment Strategy Risk – Under normal circumstances, the Funds intend to hold securities for long periods (typically over two years). This investment style may cause the Funds to lose money or underperform compared to the Indices or other mutual funds over the short or medium terms. The Funds also may underperform in the long term even though it intends to hold securities for long periods. An investment in the Funds may be more suitable for long-term investors who can bear the risk of short- and medium-term fluctuations in the value of the Funds’ portfolios.

Market Risk – The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Funds invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Funds, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not) and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Funds’ investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Funds invests, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds.

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for a Fund to lose money by investing in these and other types of money market funds.

Non-Diversified Risk – The Funds (Except New World Opportunities Fund), are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to their investments in those securities.

Participation Notes Risk – The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute.

Prepayment Risk – The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Funds to invest the proceeds at generally lower interest rates.

Private Placements Risk – Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Reverse Repurchase Agreements Risk – Reverse repurchase agreements involve the sale of securities held by the Funds with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Funds could lose money if it is unable to recover the securities and the value of the collateral held by the Funds, including the value of the investments made with cash collateral, is less than the value of the securities.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/ or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Short Sales Risk – A short sale involves the sale of a security that the Funds do not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Funds to the risk that they will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Funds. Investment in short sales may also cause the Funds to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Funds’ share price. The Funds may also take a short position in a derivative instrument, which involves the risk of a theoretically unlimited increase in the value of the underlying instrument and a potentially unlimited loss.

Small and Medium Capitalization Risk – The risk that small and medium capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC or listed on an exchange.

U.S. Government Securities Risk – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

10.	Other:

At December 31, 2023, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

	No. of Shareholders	% Ownership

New World Opportunities Fund, Institutional Shares	2	96%

New World Opportunities Fund, Class X Shares	2	100%

Endeavour Equity Fund, Institutional Shares	6	87%

Endeavour Equity Fund, Class X Shares	2	100%

Discover Equity Fund, Institutional Shares	3	80%

Discover Equity Fund, Class X Shares	2	100%

International Equity Fund, Institutional Shares	5	98%

International Equity Fund, Class X Shares	1	100%

11.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12.	Subsequent Events:

The Board of Trustees of the Trust, at the recommendation of the Adviser, approved a Plan of Liquidation for the Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund and Aperture International Equity Fund, collectively (the “Funds”), on November 29, 2023, providing for the liquidation of the Funds’ assets and the distribution of the net proceeds pro rata to the Funds’ shareholders. In connection therewith, the Funds were closed to investments from new and existing shareholders effective as of October 11, 2023.

The Aperture New World Opportunities Fund ceased operations and liquidated on January 31, 2024.

The Aperture Endeavour Equity Fund, Aperture Discover Equity Fund and Aperture International Equity Fund ceased operations and liquidated on January 16, 2024.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of December 31, 2023.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund and the Board of Trustees of The Advisors’ Inner Circle Fund III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund, each a series of shares of beneficial interest in The Advisors’ Inner Circle Fund III (the “Funds”) as of December 31, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of December 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the year ended December 31, 2022, and prior, were audited by other auditors whose report dated March 1, 2023, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

February 29, 2024

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

DISCLOSURE OF FUND EXPENSES (Unaudited) - Concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/01/23	Ending Account Value 12/31/23	Annualized Expense Ratios	Expenses Paid During Period*
Aperture New World Opportunities Fund — Institutional Shares
Actual Fund Return	$1,000.00	1,030.60	0.58%	$2.97
Hypothetical 5% Return	$1,000.00	1,022.28	0.58%	$2.96
Aperture New World Opportunities Fund — Class X Shares
Actual Fund Return	$1,000.00	$1,031.60	0.68%	$3.48
Hypothetical 5% Return	$1,000.00	$1,021.78	0.68%	$3.47
Aperture Endeavour Equity Fund — Institutional Shares
Actual Fund Return	$1,000.00	1,104.30	0.74%	$3.92
Hypothetical 5% Return	$1,000.00	1,021.48	0.74%	$3.77
Aperture Endeavour Equity Fund — Class X Shares
Actual Fund Return	$1,000.00	$1,102.70	0.86%	$4.56
Hypothetical 5% Return	$1,000.00	$1,020.87	0.86%	$4.38
Aperture Discover Equity Fund — Institutional Shares
Actual Fund Return	$1,000.00	1,027.10	1.22%	$6.23
Hypothetical 5% Return	$1,000.00	1,019.06	1.22%	$6.21
Aperture Discover Equity Fund — Class X Shares
Actual Fund Return	$1,000.00	$1,027.40	1.04%	$5.31
Hypothetical 5% Return	$1,000.00	$1,019.96	1.04%	$5.30
Aperture International Equity Fund — Institutional Shares
Actual Fund Return	$1,000.00	1,040.90	1.32%	$6.79
Hypothetical 5% Return	$1,000.00	1,018.55	1.32%	$6.72
Aperture International Equity Fund — Class X Shares
Actual Fund Return	$1,000.00	$1,040.90	1.07%	$5.50
Hypothetical 5% Return	$1,000.00	$1,019.81	1.07%	$5.45

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.”

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years

INTERESTED TRUSTEES3,4

William M. Doran (Born: 1940)	Chairman of the Board of Trustees (since 2014)

Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.

INDEPENDENT TRUSTEES3

Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.

Thomas P. Lemke (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 65 funds in The Advisors’ Inner Circle Fund III.

4	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Mr. Doran is a Trustee who may be an “interested” person of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-514-7557. The following chart lists Trustees and Officers as of December 31, 2023.

Other Directorships

Held in the Past Five Years[2]

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd., FS Alternatives Fund (Cayman), FS Managed Futures Fund (Cayman), FS Real Development Fund (Cayman) and Legal & General Commodity Strategy Fund Offshore Ltd. FS Alternatives Fund (Cayman), FS Managed Futures Fund (Cayman), FS Real Development Fund (Cayman) and Legal & General Commodity Strategy Fund Offshore Ltd.

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, J.P. Morgan Funds (171 Portfolios) and Symmetry Panoramic Trust (16 Portfolios). Director of Chiron Capital Allocation Fund Ltd. FS Alternatives Fund (Cayman), FS Managed Futures Fund (Cayman), FS Real Development Fund (Cayman) and Legal & General Commodity Strategy Fund Offshore Ltd.

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years

INDEPENDENT TRUSTEES (continued)3

Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.

Jay C. Nadel (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.

Randall S. Yanker (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

OFFICERS

Michael Beattie (Born: 1965)	President (since 2014)	Director of Client Service, SEI Investments, since 2004.

James Bernstein (Born: 1962)	Vice President (since 2017) Secretary (since 2020)	Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 65 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Other Directorships

Held in the Past Five Years[2]

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd., FS Alter-natives Fund (Cayman), FS Managed Futures Fund (Cayman), FS Real Development Fund (Cayman), Legal & General Commodity Strategy Fund Offshore Ltd., Element Solutions Inc., Xerox Holdings Corporation and Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Independent Non-Executive Director of HFA Holdings Limited. Director of Chiron Capital Allocation Fund Ltd., FS Alternatives Fund (Cayman), FS Managed Futures Fund (Cay-man), FS Real Development Fund (Cayman) and Legal & General Commodity Strategy Fund Offshore Ltd.

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Director of Navigator Global Investments Limited to 2020. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name and Year of Birth	Position(s) with Trust and Length of Time Served	Principal Occupation in the Past Five Years

OFFICERS (continued)

Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.

Donald Duncan (Born: 1964)	Anti-Money Laundering Compliance Officer and Privacy Coordinator (since 2023)

Chief Compliance Officer and Global Head of Anti-Money Laundering Strategy of SEI Investments Company since January 2023. Head of Global Anti-Money Laundering Program for Hamilton Lane Advisors, LLC from August 2021 until December 2022. Senior VP and Supervising Principal of Hamilton Lane Securities, LLC from June 2016 to August 2021. Senior Director at AXA-Equitable from June 2011 until May 2016. Senior Director at PRUCO Securities, a subsidiary of Prudential Financial, Inc. from October 2005 until December 2009.

Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.

Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 65 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Other Directorships
Held in the Past Five Years

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name and Year of Birth	Position(s) with Trust and Length of Time Served	Principal Occupation in the Past Five Years

OFFICERS (continued)

Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.

Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 65 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Other Directorships
Held in the Past Five Years

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Aperture New World Opportunities Fund

Aperture Endeavour Equity Fund

Aperture Discover Equity Fund

Aperture International Equity Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 6-7, 2023 (the “Board Meeting”) to decide whether to renew the Agreement for an additional one-year term. In preparation for the Board Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees also took into account their prior findings and conclusions at the most recent annual renewal of the Agreement at a meeting of the Board held on December 15-16, 2022 (the “December 2022 Board Meeting”). Prior to the Board Meeting, the Independent Trustees of the Funds met to review and discuss the information provided. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the Board Meeting or at the December 2022 Board Meeting to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds, or took into account such information received at the December 2022 Board Meeting, regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board Meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was publicly available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

At the Board Meeting or at the December 2022 Board Meeting, the Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also took into account reports at the December 2022 Board Meeting, which were prepared by the Funds’ administrator, comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates to the Aperture New World Opportunities Fund, Aperture Discover Equity Fund and Aperture Endeavour Equity Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

Based on materials available to it at the Board Meeting and at the December 2022 Board Meeting, the Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
DECEMBER 31, 2023

NOTICE TO SHAREHOLDERS

For shareholders that do not have a December 31, 2023 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2023 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2023, the Fund is designating the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Income (1)	Qualifying for Dividends Income (2)	US Government Interest (3)	Interest Related Dividends (4)	Short- Term Capital	Foreign Tax Credits (6)	Qualified Business Income (7)

New World Opportunity Fund

0.00%	0.00%	100.00%	100.00%	0.09%	0.10%	10.61%	41.49%	0.00%	0.00%	0.00%

Endeavour Equity Fund

0.00%	0.00%	100.00%	100.00%	15.93%	43.76%	96.78%	100.00%	0.00%	0.00%	0.00%

Discover Equity Fund

0.00%	0.00%	100.00%	100.00%	100.00%	100.00%	24.58%	98.79%	0.00%	0.00%	0.00%

Aperture International Equity Fund

0.00%	0.00%	100.00%	100.00%	0.41%	100.00%	59.01%	55.26%	0.00%	0.00%	0.00%

1.

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

2.

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

3.

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

4.

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

5.

The percentage of this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

6.

The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended December 31, 2023. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2023.

7.	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2023. Complete information will be computed and reported with your 2023 Form 1099-DIV.

NOTES

Aperture New World Opportunities Fund

Aperture Endeavour Equity Fund

Aperture Discover Equity Fund

Aperture International Equity Fund

Fund P.O. Box 219009

Kansas City, MO 64121-9009

1-888-514-7557

Investment Adviser:

Aperture Investors, LLC

250 West 55th Street, 30th Floor

New York, NY 10019

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

API-AR-001-0500

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1)  The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2023			FYE December 31, 2022
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$717,900	None	None	$682,615	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$807,756(2)	$101,900(3)	None	$112,623(2)
(d)	All Other Fees	None	None	$7,535(4)	None	None	$5,301

Fees billed by Cohen & Co (“Cohen”) (Formerly, BBD LLP (“BBD”)) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2023			FYE December 31, 2022
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$88,500	None	None	$88,500	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2023			FYE December 31, 2022
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$303,108	None	None	$277,908	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(3)	Fees in connection with international withholding tax analysis.

(4)	Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	FYE December 31, 2023	FYE December 31, 2022
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (Cohen):

	FYE December 31, 2023	FYE December 31, 2022
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (E&Y):

	FYE December 31, 2023	FYE December 31, 2022
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)   Not applicable.

(g)  The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $815,291 and $117,924 for 2023 and 2022, respectively.

(g)  The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2023 and 2022, respectively.

(g)  The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2023 and 2022, respectively.

(h)  During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)  Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)  Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Principal Financial Officer

Date: March 8, 2024